JUNE 30, 2001

SEMI-ANNUAL
REPORT

Burnham Fund

Burnham Dow 30SM Focused Fund

Burnham Financial Services Fund

Burnham Money Market Fund

Burnham U.S. Treasury
Money Market Fund

[BRACKET GRAPHIC OMITTED] THE BURNHAM FAMILY OF FUNDS

                                      [GRAPHIC OMITTED]  BURNHAM FINANCIAL GROUP

[BEGIN SIDEBAR]

[PHOTO OMITTED - JOHN BURNHAM & I.W. BURNHAM, II]

BURNHAM NEWS AND VIEWS

Burnham Investors Trust provided competitive returns for investors during the volatile first half of 2001. The Burnham Fund declined 8.5%, closely tracking its peer group. Burnham Dow 30sm Focused Fund was up 0.95% for the six month period, vs. its benchmark, the DJIA, which fell 2.7%. Kudos to the Burnham Financial Services Fund, which was up a remarkable 24.8%, beating its peer group by 23.8%, and earning placement as the top performing financial services sector fund for the first half of the year and trailing 12 months (all comparisons used Morningstar data).

Burnham Financial Services Fund, in its second year of operations, is capturing the interest of professional and retail investors. Its Manager, Anton Schutz, has joined the undersigned in becoming a frequent guest on the Cable Business & Finance TV shows. As a recognized expert in his field, he is quoted frequently in the press, and was recently profiled in Mutual Fund Magazine and the Dow Jones News Wire among others. Financial professionals are beginning to take notice of this unique investment vehicle - sales of fund shares through June 30 were up 149%.

The recently passed "Economic Growth and Tax Relief Reconciliation Act of 2001" will have some effect on the products we offer. Over the next six months we will be amending and possibly adding to our retirement plans. We expect to modify our existing Regular and Roth IRA, and we have plans to roll-out an educational IRA in 2002.

As always, we wish to thank you for your confidence and support of Burnham Funds. Our mission is to provide you and your advisors with products and services of the highest standards. We look forward to the second half of the year, with the hope that its challenges will grant us the opportunity to provide you with superior performance.

Very truly yours,


/S/ SIGNATURE OMITTED - JON BURNHAM

JON BURNHAM
CHAIRMAN AND CEO

[END SIDEBAR]

THE PAST SIX MONTHS IN REVIEW

The severe breadth and depth of the technology-led U.S. economic slowdown became painfully apparent in the first half of 2001, and corporate managers and investors began to nervously contemplate the future: Will there be a recession? Will the Fed's actions help? Will the information-technology and communications sectors recover or will the malaise spread abroad? How will consumers react? Markets were rolling and volatile across all sectors as investors exited areas of weakness and moved toward a sector du jour: value, cyclicals, and earnings stability. What does seem certain: more interest rate cuts will come, and with it the hope that consumers will continue to be buyers, GDP growth will resume at a slow, but stable rate, revenue declines will level out, capacity utilization will increase, margins will expand from cost cutting and profit growth will resume.



[GRAPHIC OMITTED - ARROWHEAD ART]
-1.9%                     DJIA

[GRAPHIC OMITTED - ARROWHEAD ART]
-6.7%                    S&P 500

[GRAPHIC OMITTED - ARROWHEAD ART]
-12.6%                   NASDAQ


(BULLET) FUEL PRICES  MODERATED  DURING THE FIRST HALF OF 2001. Crude prices are
         $26 per barrel, gasoline inventories have increased and prices averaged $1.47, down from a $1.71 high in May. Natural gas prices are down 50%. Cool weather in the Northeast and economic weakness has kept prices down; however, OPEC has kept a lid on production, and crude prices may not drop much further.

(BULLET) RETAIL SALES CONTINUE TO SHOW SLUGGISH GROWTH, but auto sales were brisk as consumers are drawn to incentives and low-interest rate loans. E-commerce sales are declining as a percentage of total sales, and more well-known e-tailers shuttered their "virtual doors" as venture capital evaporated.

(BULLET) THE FEDERAL RESERVE HAS BEEN ACTIVELY EASING: Federal Funds rates were at 3.75% on June 30, money supply was expanding, and the Fed maintained a bias toward ease, stating: "risks are weighted mainly toward conditions that may generate economic weakness in the foreseeable future." At period end, 10-year treasury notes yielded 5.4%. But long rates have stayed stubbornly high, as investors believe the combination of tax reform and economic weakness equals a shrinking budget surplus.

(BULLET) THE DOLLAR HAS  STRENGTHENED  CONSIDERABLY  AGAINST OTHER CURRENCIES as
         American economic malaise spreads around the globe and investors sought relative safety in the dollar. Declining global revenues combined with a strong dollar means that the earnings of U.S. multi-national corporations may experience even more downward pressure.

(BULLET) EQUITY  PERFORMANCE WAS POOR as the slowdown spread from  communication and technology to other sectors of the economy. Investors flocked to "Deep Cyclicals," interest-rate sensitive consumer sectors, and predictable earners. Particularly hard-hit: communications, technology, banks/brokers, insurance, gas utilities, and recently, energy drilling and exploration. Performing well during the period: homebuilders, specialty retail, long-term care, broadcasting, basic materials, investment management and savings & loans.

GROSS DOMESTIC PRODUCT
% CHANGE FROM PRECEDING PERIOD

[BAR GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

   2000     4.1%
Q2 2000     5.7%
Q3 2000     1.3%
Q4 2000     1.9%
Q1 2001     1.3%
Q2 2001     0.7%*

SOURCE: BUREAU OF ECONOMIC ANALYSIS: QUARTERS SEASONALLY ADJUSTED AT ANNUAL
RATES.

* ESTIMATE

PRICE CHANGES - UNADJUSTED 12-MONTHS ENDED JUNE-01
SELECTED COMPONENTS OF URBAN CPI

[BAR GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

Apparel           -1.6%
Transportation     1.7%
Food & Beverage    3.3%
Housing            4.5%
Medical Care       4.6%
Energy             8.4%


SOURCE: BUREAU OF LABOR STATISTICS, JUNE 15, 2001.

S&P 500: BEST AND WORST SECTORS, FIRST HALF OF 2001

[BAR GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

Information Technology       -16.8%
Health Care                  -16.0%
Utilities                    -13.5%
Industrials                   -1.1%
Basic Materials                3.3%
Consumer Discretionary         3.3%


[BEGIN SIDEBAR]

    THE FUNDS

    BURNHAM FUND

[GRAPHIC OMITTED - ARROWHEAD ART]

-8.5%            CLASS A
-8.9%            CLASS B

    The Burnham Fund narrowly underperformed its peer group while maintaining a defensive posture during the report period.

    PERFORMANCE AND DISCUSSION        4
    PORTFOLIO AND FINANCIALS         17

--------------------------------------------------------------------------------


    BURNHAM DOW 30SM
    FOCUSED FUND

[GRAPHIC OMITTED - ARROWHEAD ART]

+0.9%

    The fund outperformed the DJIA and its peer group by a wide margin.

    PERFORMANCE AND DISCUSSION        6
    PORTFOLIO AND FINANCIALS         22

--------------------------------------------------------------------------------


    BURNHAM FINANCIAL
    SERVICES FUND

[GRAPHIC OMITTED - ARROWHEAD ART]

+24.8%           CLASS A
+24.3%           CLASS B

    The fund's strong performance and #1 ranking attracted a flow of new investors and assets.

    PERFORMANCE AND DISCUSSION        8
    PORTFOLIO AND FINANCIALS         25

--------------------------------------------------------------------------------


    BURNHAM MONEY
    MARKET FUND

[GRAPHIC OMITTED - ARROWHEAD ART]

+2.2%

    The fund provided competitive short term returns by investing in short term securities of the highest credit quality.

    PERFORMANCE AND DISCUSSION       10
    PORTFOLIO AND FINANCIALS         31

--------------------------------------------------------------------------------


    BURNHAM U.S. TREASURY MONEY MARKET FUND

[GRAPHIC OMITTED - ARROWHEAD ART]

+2.1%

    The fund proved a sound defensive choice for investors while providing a high degree of stability and liquidity.

    PERFORMANCE AND DISCUSSION       12
    PORTFOLIO AND FINANCIALS         35

[END SIDEBAR]


LOOKING AHEAD

This economic slide can be compared to "The Perfect Storm" - separate events, each of which on its own proving worrisome, but in combination create an environment of severity far beyond expectations.

The conditions for this collision were set around Y2k. Corporations purchased massive amounts of IT equipment to take advantage of emerging internet and new applications, but also to upgrade systems and avert the dreaded "Y2k bug" (at the mandate of the SEC and auditors). This ramp-up borrowed from the future, and IT budgets were cut sequentially. The Federal Reserve raised interest rates in reaction to the rapidly growing economy and then expanded money because of fear of a liquidity crisis at the turn of the millenium. The equity markets shuddered at the prospect of creeping inflation from money supply and higher labor costs. Once losses mounted, risk capital evaporated, and bankruptcies accelerated. Telecom and computer infrastructure companies (which supplied the broadband build-out) saw orders cancelled and revenue deteriorate sharply, which spread to suppliers and agents. The sharp increase in energy prices provided the final shock.

Regulation Fair Disclosure, or "FD", has contributed to uncertainty because it curtails information flow to analysts, athough its intention is to disseminate information simultaneously to investors and analysts. Corporate managers are loath to discuss conditions beyond the present, which adds to nervousness.

The healthiest component of our economy at present is the consumer, despite two negatives: the decline in household wealth and the layoffs that are occurring in primarily the manufacturing and electrical equipment sectors. Consumers are actively refinancing their debts and mortgages, housing starts are strong, auto sales may experience the third-best year in history, and retail sales are sluggish, but not down substantially. New unemployment claims have risen, but the rate is still historically low, but on a rising trend.

Equity markets begin to discount recovery by six or more months. In our view, several factors point the compass northward. Energy prices are down dramatically, and hopefully will stay lower because weak economies lessen the demand for fuel. This alone adds cash to consumers' wallets. The tax bill is now history, and it will have an effect on consumers beginning in the second half of this year. Many corporations continue to guide estimates lower, but some indicate that while business is difficult, inventories are coming into balance or revenue deterioration is abating. The S&P 500 increased 7.8% in the second quarter, and money flows into cash funds are at record levels - investments are liquid. Several sectors of the S&P appear to be "breaking out" of their downward performance slope.

We remain cautiously optimistic as we turn toward 2002. For the remainder of 2001, our focus will be on those companies best able to maintain earnings growth in this uncertain time. We believe regional banks and thrifts, health care concerns, leading retailers, and select financial services companies will continue to be the most stable sectors in the economy. If the dollar begins to decline from current high levels, multi-national corporations will begin to report better earnings comparisons. We also believe that select cyclical and technology firms will lead the market recovery. Determining those investments requires an eye on the ability to control costs, prices, and be market leaders. In a word, management.

                                                                        REVIEW 3

BURNHAM FUND

[BEGIN SIDEBAR]
INVESTMENT FOCUS

                                 STYLE

---------------------------------------------------

MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE                              O
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL
---------------------------------------------------


TICKER SYMBOLS

Class A                        BURHX
Class B                        BURIX


PORTFOLIO MANAGER

Jon M. Burnham
Since 1995

----------------------------------------------------
MINIMUM INVESTMENT

Regular accounts              $1,000
IRAs                            None
----------------------------------------------------
ASSET VALUES

Net assets, in millions      $184.90
Net asset value per share

Class A                       $35.41
Class B                       $35.88
----------------------------------------------------
MAXIMUM OFFERING PRICE

Class A                       $37.27
----------------------------------------------------
EXPENSE RATIOS

Annualized, after expense
recovery

Class A                        1.36%
Class B                        2.14%
----------------------------------------------------
INCEPTION

Class A                June 15, 1975
Class B             October 18, 1993


ALL DATA AS OF JUNE 30, 2001. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION DOES NOT INCLUDE THE MAXIMUM 5% SALES CHARGE. CLASS B SHARES HAVE DIFFERENT COSTS AND THE GROWTH CHART DOES NOT REPRESENT THEIR PERFORMANCE. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.

[END SIDEBAR]

"Selling discipline was even more critical during the period, as rapidly changing earnings growth perceptions spurred overnight sector rotation."

                                             /S/ SIGNATURE OMITTED - JON BURNHAM

                                                                     JON BURNHAM
                                                               Portfolio Manager

[GRAPHIC OMITTED]
JON BURHAM PIC


Burnham Fund maintained a defensive posture during the first half of the year as the equity environment was mired in economic uncertainty, volatility, and short-term sector rotation. We maintained our investment discipline, selecting and holding stocks that we believed could maintain earnings growth and stability of underlying assets as write-downs of inventories, assets and cutbacks became commonplace. We also favored stocks with higher than average yields. Selling discipline was even more critical during the period, as rapidly changing earnings growth perceptions spurred overnight sector rotation. At period end, 11% of the portfolio was in cash, earning interest as we await signs of improvement.



(BULLET) We continued to shift our emphasis to the more defensive areas of the S&P 500, while maintaining a foothold in the stronger sectors of the embattled technology sector. At the end of the period, our top industry concentrations were technology - systems software, oil & gas refining, pharmaceuticals, diversified financial services and banking. We reduced sector weight in computer equipment (to market weight) and diversified financial services, and increased weight in oil & gas refining and consumer products.

(BULLET) Among the equities that the fund sold or in which we reduced holdings were Cisco Systems, Siebel Systems, AES Corp, Sun Microsystems and Phoenix Technologies Inc. These positions were sold due to reduced profit expectations for the companies, and in the case of Siebel, to reduce the equity's overweighted position in the portfolio. New positions were established in, among others, First Data, American Italian Pasta, Sysco, Chubb, and Wachovia. These equities are characterized by predictable double-digit revenue and earnings growth and price stability or leadership. Wachovia is in the midst of a merger with First Union, and at the same time the recipient of a hostile bid by SunTrust.

(BULLET) We have been cautious on the prospects for growth equities for over one year, and still have near term concerns, mainly having to do with the unknown depth of the IT recession, and how long it will take for recovery to materialize. We believe that the well positioned, innovative, conservatively managed corporations will be best positioned to recover once IT spending resumes. Our emphasis over the next six months and beyond will be to search for industries experiencing positive secular fundamentals, and within those sectors, selecting those experiencing unit volume growth combined with price stability.

(BULLET) We caution that stock valuation may be at still relatively high levels, and there is not much room for disappointment. If the economic slowdown worsens, or an unforeseen shock occurs, it is likely that we may take a more defensive posture. However, we believe that an activist Fed, tax rebates and cuts, and lower energy prices have provided the conditions for a consumer-led recovery and corporate margin improvement. We believe that operating earnings will be erratic, and corporate managers will take write-offs and guide reported numbers lower. It is too early to state definitively that we have seen the economic "trough" or market bottom, although we believe the odds are that this has, in fact, occurred. We think that within the next six months, the markets will begin to discount a recovery, and we are using our disciplines to position the portfolio appropriately, but conservatively.

GROWTH OF $10,000 SINCE INCEPTION JUNE '75

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1975      10000
          10385
           9853
           9514
           9175
           9673
           9911
           9792
          10928
          10998
          11171
          11206
          11137
          11670
          11517
          11434
          11693
          11386
          11527
          12130
          11700
          11437
          11485
          11615
          11340
          11854
          11766
          11546
          11485
          11229
          11716
          11656
          11158
          11070
          11407
          12229
          12491
          12379
          13556
          13899
          13682
          12396
          12808
          13167
          13684
          13346
          13932
          14065
          13947
          14487
          14945
          15796
          16010
          14985
          15968
          16265
1980      17758
          17622
          15526
          16286
          17277
          17829
          18641
          19143
          19798
          20594
          22509
          21777
          21074
          21202
          22273
          22177
          22741
          22193
          21658
          20551
          19647
          20953
          21766
          21220
          20904
          20375
          20375
          21047
          20740
          20464
          20188
          22122
          22325
          24649
          25502
          25928
          26532
          27129
          27563
          29090
          28910
          29595
          28701
          28750
          29262
          28899
          29500
          29067
          28898
          28077
          28145
          28536
          27394
          28241
          28343
          30463
          30463
          30776
          30724
          31166
1985      33027
          33209
          33481
          33625
          35844
          36579
          36173
          36285
          35897
          37473
          39481
          41191
          41426
          44533
          46888
          46720
          48822
          50145
          48716
          50708
          47103
          49665
          50564
          50170
          54354
          56170
          56860
          55990
          56567
          58903
          60423
          61493
          60619
          53515
          51604
          53524
          55413
          57209
          56242
          56264
          56377
          57606
          58090
          57468
          58486
          59825
          59568
          59883
          62626
          62357
          63167
          65170
          66812
          66632
          69870
          70974
          70484
          69970
          71089
          73520
1990      70175
          70280
          71004
          69144
          72539
          72256
          72863
          69839
          69518
          69907
          71459
          72217
          72614
          75301
          76332
          76439
          78044
          75695
          77731
          79325
          79515
          81280
          79354
          85195
          85595
          86673
          84030
          85753
          85384
          84086
          87416
          87127
          88077
          87619
          89836
          91758
          91602
          93453
          94864
          93801
          95724
          96930
          97560
         100595
         101228
         100995
          98794
         100355
         101469
          99703
          95416
          96112
          96689
          95432
          97789
         100244
          99011
         100446
          98016
          98564
1995     100418
         102777
         103959
         106298
         109211
         111078
         112956
         114164
         117053
         116741
         119438
         122663
         126355
         127075
         128180
         129283
         131894
         131116
         124849
         127870
         134468
         138180
         146166
         144252
         152099
         149787
         145638
         152002
         159374
         166387
         178017
         171146
         177598
         173993
         176690
         179923
         179239
         191141
         200621
         205537
         201714
         209439
         206046
         170133
         181446
         191571
         202395
         219679
         231037
         220086
         233687
         241796
         231592
         245603
         237277
         257872
         269657
Dec 1999 291553
         289940
         296399
         313590
         306440
         300434
         322035
         319408
         353536
         348431
         337383
         300736
         297602
         306215
         271380
         254155
         280148
         279072
         272229


$272,229
-------------------------
Annualized Rate of Return
13.5%




An investment in the Burnham Fund at its inception in 1975 would have grown by more than 2,622% by the end of the report period.


4  BURNHAM FUND

PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------

ASSET ALLOCATION (AS A % OF NET ASSETS)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash and cash equivalents             11%
Corporate bonds and convertible bonds  2%
Common stocks                         87%



[GRAPHIC OMITTED - BRACKET}

The fund seeks capital appreciation, mainly long-term. Income is generally of lesser importance.


                                          % NET
TOP 10 INDUSTRIES - COMMON STOCK          ASSETS
----------------------------------------------------
 Oil and Gas Refining                      10.9%
----------------------------------------------------
 Pharmaceuticals                            8.3%
----------------------------------------------------
 Diversified Financial Services             7.8%
----------------------------------------------------
 System Software                            7.1%
----------------------------------------------------
 Banking                                    5.3%
----------------------------------------------------
 Computer Hardware                          5.2%
----------------------------------------------------
 Telecommunications Networks & Services     4.6%
----------------------------------------------------
 Insurance                                  4.1%
----------------------------------------------------
 Oil Drilling                               3.8%
----------------------------------------------------
 Consumer Products                          3.7%
                                         ------
                                           60.8%
                                         ======
----------------------------------------------------

                                         % NET
TOP 10 COMMON STOCK HOLDINGS             ASSETS
----------------------------------------------------
 Siebel Systems, Inc.                       6.3%
----------------------------------------------------
 Citigroup, Inc.                            5.7%
----------------------------------------------------
 Exxon Mobil Corp.                          4.7%
----------------------------------------------------
 IBM                                        4.6%
----------------------------------------------------
 Pfizer Inc.                                4.3%
----------------------------------------------------
 General Electric Co.                       3.7%
----------------------------------------------------
 Bank of New York Co., Inc.                 3.2%
----------------------------------------------------
 Verizon Communications, Inc.               2.9%
----------------------------------------------------
 Intel Corp.                                2.4%
----------------------------------------------------
 Microsoft Corp.                            2.4%
                                         ------
                                           40.2%
                                         ======
----------------------------------------------------




TOTAL RETURN
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
GROWTH OF $10,000 OVER TEN YEARS

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          BURNHAM FUND   BURNHAM FUND
            WITHOUT         WITH
          SALES CHARGE   SALES CHARGE    S&P 500 INDEX
June-1991    10000.00       9500.00        10000.00
              9699.00       9214.05         9542.00
              9959.90       9461.91         9986.66
             10164.10       9655.88        10223.30
             10188.50       9679.05        10052.60
             10414.70       9893.93        10187.30
             10167.80       9659.44         9776.77
             10916.20      10370.40        10895.20
             10967.50      10419.10        10692.60
             11105.70      10550.40        10831.60
             10767.00      10228.60        10620.40
             10987.70      10438.30        10932.60
             10940.40      10393.40        10986.20
             10774.10      10235.40        10822.50
             11200.80      10640.80        11261.90
             11163.80      10605.60        11031.00
             11285.50      10721.20        11161.20
             11226.80      10665.50        11199.10
             11510.90      10935.30        11581.00
             11757.20      11169.30        11723.50
             11737.20      11150.40        11821.90
             11974.30      11375.60        11985.10
             12155.10      11547.40        12238.00
             12019.00      11418.00        11941.80
             12265.40      11652.10        12260.70
             12419.90      11798.90        12296.20
             12500.70      11875.60        12247.00
             12889.40      12244.90        12711.20
             12970.60      12322.10        12613.30
             12940.80      12293.80        12874.40
             12658.70      12025.70        12752.10
             12858.70      12215.80        12906.40
             13001.40      12351.30        13345.20
             12775.20      12136.40        12983.60
             12225.90      11614.60        12417.50
             12315.10      11699.30        12576.40
             12389.00      11769.50        12782.70
             12227.90      11616.50        12469.50
             12530.00      11903.50        12878.50
             12844.50      12202.20        13406.50
             12686.50      12052.20        13078.00
             12870.40      12226.90        13372.30
             12559.00      11931.00        12885.60
             12629.30      11997.80        13076.30
             12866.70      12223.40        13414.90
             13169.10      12510.70        13938.10
             13320.50      12654.50        14349.30
             13620.30      12939.20        14771.20
             13993.50      13293.80        15362.00
             14232.80      13521.10        15718.40
             14473.30      13749.60        16240.30
             14628.10      13896.70        16280.90
             14998.20      14248.30        16967.90
             14958.30      14210.40        16906.80
             15303.80      14538.60        17649.00
             15717.00      14931.20        17989.70
             16190.10      15380.60        18601.30
             16282.40      15468.30        18774.30
             16424.10      15602.90        18954.50
             16565.30      15737.10        19233.20
             16899.90      16054.90        19729.40
             16800.20      15960.20        19804.40
             15997.20      15197.30        18929.00
             16384.30      15565.10        19328.40
             17229.70      16368.30        20416.60
             17705.30      16820.00        20980.10
             18728.70      17792.20        22566.20
             18483.30      17559.10        22119.40
             19488.80      18514.40        23501.80
             19192.60      18232.90        23685.20
             18660.90      17727.90        22711.70
             19476.40      18502.60        24067.60
             20421.00      19400.00        25533.30
             21319.50      20253.60        26677.20
             22809.80      21669.30        28800.70
             21929.30      20832.90        27187.90
             22756.10      21618.30        28677.80
             22294.10      21179.40        27719.90
             22639.70      21507.70        29003.30
             23054.00      21901.30        29502.20
             22966.40      21818.10        29829.70
             24491.30      23266.80        31980.40
             25706.10      24420.80        33617.80
             26335.90      25019.10        33957.30
             25846.10      24553.80        33373.30
             26836.00      25494.20        34728.20
             26401.20      25081.20        34360.10
             21799.50      20709.50        29391.60
             23249.20      22086.70        31275.60
             24546.50      23319.10        33818.40
             25933.30      24636.70        35867.70
             28148.00      26740.60        37933.70
             29603.30      28123.10        39519.40
             28200.10      26790.10        38290.30
             29942.90      28445.70        39821.90
             30981.90      29432.80        41363.00
             29674.40      28190.70        40386.90
             31469.80      29896.30        42628.30
             30585.40      29056.20        41298.30
             30906.60      29361.30        41091.80
             30402.80      28882.70        39965.90
             33041.80      31389.70        42495.80
             34551.80      32824.20        43358.40
             37357.40      35489.50        45912.20
             37079.80      35225.80        43605.60
             37975.30      36076.50        42780.10
             40178.60      38169.70        46965.30
             39283.10      37318.90        45552.10
             38512.70      36587.10        44617.40
             41280.20      39216.20        45717.20
             40926.50      38880.10        45002.70
             45299.50      43034.50        47797.80
             44645.30      42413.10        45274.50
             43229.60      41068.10        45083.00
             38534.00      36607.30        41528.70
             38132.50      36225.90        41731.80
             39236.10      37274.30        43212.40
             34772.60      33033.90        39272.30
             32565.60      30937.30        36751.00
             35896.00      34101.20        39584.50
June 30 2001 35758.20      33970.30        39849.70
             42017.60      44229.10        53891.00
             46507.20      48954.90        57238.20
             45835.60      48248.00        54216.60
             44382.20      46718.10        53987.20
             39561.40      41643.60        49730.90
             39149.20      41209.70        49974.10

S+P 500 INDEX  *$40,780
-----------------------
BURNHAM FUND
WITHOUT SALES CHARGE  $35,964
-----------------------------
WITH SALES CHARGE $34,166





                       WITH NO       WITH MAX.
AVERAGE             SALES CHARGE   SALES CHARGE
ANNUAL RETURN          OR CDSC       OR CDSC
----------------------------------------------------
CLASS A
----------------------------------------------------
 One year              (15.5)%    (19.7)%
----------------------------------------------------
 Three Years              9.1%       7.3%
----------------------------------------------------
 Five years              15.7%      14.6%
----------------------------------------------------
 Ten years               13.7%      13.1%
----------------------------------------------------
 Fifteen years           11.9%      11.6%
----------------------------------------------------
 Twenty years            13.4%      13.1%
----------------------------------------------------
 Since inception         13.5%      13.3%
----------------------------------------------------

CLASS B
----------------------------------------------------
 One year              (16.2)%    (20.2)%
----------------------------------------------------
 Three years              8.3%       7.4%
----------------------------------------------------
 Five years              14.8%      14.7%
----------------------------------------------------
 Since inception         12.9%      12.9%



                       WITH NO       WITH MAX.
CUMULATIVE          SALES CHARGE   SALES CHARGE
TOTAL RETURN           OR CDSC       OR CDSC
----------------------------------------------------
CLASS A
----------------------------------------------------
 One year              (15.5)%    (19.7)%
----------------------------------------------------
 Three Years             30.0%      23.5%
----------------------------------------------------
 Five years             107.6%      97.2%
----------------------------------------------------
 Ten years              259.6%     241.7%
----------------------------------------------------
 Fifteen years          442.9%     415.7%
----------------------------------------------------
 Twenty years         1,126.7%   1,065.3%
----------------------------------------------------
 Since inception      2,622.3%   2,486.2%
----------------------------------------------------

CLASS B
----------------------------------------------------
 One year              (16.2)%    (20.2)%
----------------------------------------------------
 Three years             27.0%      24.0%
----------------------------------------------------
 Five years              99.6%      98.6%
----------------------------------------------------
 Since inception        153.1%     153.1%
----------------------------------------------------



PERFORMANCE OVER THE PAST SIX MONTHS

[GRAPHIC OMITTED] ARROWHEAD ART
-8.5%        FUND (CLASS A)

[GRAPHIC OMITTED] ARROWHEAD ART
-6.8%        SECTOR

[GRAPHIC OMITTED] ARROWHEAD ART
-8.0%        PEER GROUP

THE FUND narrowly trailed its peer group and benchmark index during the report period.

THE SECTOR is represented by the S&P 500 Index(REGISTERED MARK) ("Standard & Poor's 500 Composite Stock Index"), an unmanaged index that includes 500 large-cap stocks.

THE PEER GROUP is represented by the funds in the Morningstar Large Cap Blend category.




                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  FUND         SECTOR     PEER GROUP
December 2000     0.00          0.00          0.00
January 2001      2.89          3.55          2.61
February 2001    -8.81         -5.89         -6.50
March 2001      -14.60        -11.84        -12.71
April 2001       -5.87         -5.00         -5.92
May 2001         -6.23         -4.37         -5.51
June 2001        -8.53         -6.76         -7.98




--------------------------------------------------------------------------------

MODERN PORTFOLIO THEORY STATISTICS

THREE-YEAR RANGE

----------------------------------------------------
 Beta                           1.08
----------------------------------------------------
 R2                               87
----------------------------------------------------
 Alpha                          5.69
----------------------------------------------------
 Standard Deviation            24.33
----------------------------------------------------
 Sharpe Ratio                   0.18



  * KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

                                                                  BURNHAM FUND 5

BURNHAM
       Dow 30(SERVICE MARK) Focused Fund

[BEGIN SIDEBAR]
--------------------------------------------------------------------------------

INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE                                         O
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL
---------------------------------------------------

TICKER SYMBOL                  BUROX
----------------------------------------------------
PORTFOLIO MANAGER

David Leibowitz
Since inception
----------------------------------------------------
MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                            None
----------------------------------------------------
ASSET VALUES

Net assets, in millions         $0.7
Net asset value per share      $9.58
----------------------------------------------------
EXPENSE RATIO

Annualized, after expense
reimbursement                  1.20%
----------------------------------------------------

INCEPTION
May 3, 1999

ALL DATA AS OF JUNE 30, 2001. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.

[END SIDEBAR]

[PHOTO OMITTED - DAVID LEIBOWITZ]

"Of the seven overweighted stocks in the portfolio, five outpaced the DJIA during the first half of the year."

                                         /S/ SIGNATURE OMITTED - DAVID LEIBOWITZ

                                                                 DAVID LEIBOWITZ
                                                               Portfolio Manager

On June 30, 2001 the Burnham Dow 30SM Focused Fund net asset value was $9.58 per share. This represented an increase of 0.95% from the Fund's December 31, 2000 valuation, and exceeded the performance of the benchmark Dow Jones Industrial Average (DJIA), which showed a 1.85% decline during the same period. At the end of the first half, the Fund was 98.8% invested, and overweighted in seven stocks. A majority of the assets were invested in Diamonds Trust. Of the seven overweighted stocks in the portfolio, five outpaced the DJIA during the first half of the year.

(BULLET) The two best  performing  issues in the portfolio  were Goodyear Tire &
         Rubber and Sears, Roebuck & Co. Each had been removed from the Index in October 1999, and as is so often the case, they have outperformed the Dow.

(BULLET) Goodyear, while still in the midst of restructuring, is viewed as a potential beneficiary of Ford's widely publicized break-up with its long time tire supplier. Sears has also been restructuring and investors appear to be cheered by the early results. Unfortunately, the current outlook for the all-important holiday selling season leaves much to be desired. As such it may be necessary to wait until late 2002 before an accurate evaluation is forthcoming.

(BULLET) The other two stocks banished from the Dow in 1999 also outdistanced the DJIA. Chevron rose 7% during the first half, while Dow Chemical, which acquired Union Carbide during the period, declined barely 0.5%.

(BULLET) Chevron was helped by the increase in the price of oil, and its pending acquisition of Texaco is viewed positively. By contrast, Dow Chemical is adversely effected by the same phenomena in the oil patch. But efficiencies arising from the Union Carbide transaction, coupled with lower hydrocarbon costs next year, could have a telling impact on the bottom line.

(BULLET) Eastman Kodak advanced 18.6%. The turn-around program, announced by management at an investor conference was well received.

(BULLET) The  two   laggards   in  the   portfolio   were   Coca-Cola   and  SBC
         Communications. Each has faced challenges this year, for Coca-Cola, the strong dollar, and for SBC, the economic slowdown that has caused weakness in revenues.

(BULLET) Stock market volatility continues, as reflected by intraday DJIA trading ranges of 100 points or more. In addition, one should not rule out above average trading volumes. It is possible that the markets may retest its lows of the year. Should that level be breached, a further decline may occur based on traditional yardsticks such as p/e ratios, yields, and price/book.

(BULLET) The second half of this year appears destined to present numerous investment challenges and opportunities. We hope to navigate the former and take advantage of the latter.


6  DOW 30(SERVICE MARK) FOCUSED FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

DJIA COMPONENTS AND WEIGHTINGS
----------------------------------------------------
 Minnesota Mining & Manufacturing Co.          7.29%
----------------------------------------------------
 International Business Machines               7.22%
----------------------------------------------------
 Exxon Mobil Corp.                             5.58%
----------------------------------------------------
 United Technologies Corp.                     4.68%
----------------------------------------------------
 Microsoft Corp.                               4.66%
----------------------------------------------------
 General Motors Corp.                          4.11%
----------------------------------------------------
 Merck & Co., Inc.                             4.08%
----------------------------------------------------
 Procter & Gamble Co.                          4.08%
----------------------------------------------------
 Boeing Co., The                               3.55%
----------------------------------------------------
 Citigroup Inc.                                3.38%
----------------------------------------------------
 Morris (Philip) Cos.                          3.24%
----------------------------------------------------
 Caterpillar Inc.                              3.20%
----------------------------------------------------
 JP Morgan Chase                               3.20%
----------------------------------------------------
 Wal-Mart Stores Inc.                          3.12%
----------------------------------------------------
 General Electric Co.                          3.11%
----------------------------------------------------
 DuPont (E.I.) De Nemours & Co.                3.08%
----------------------------------------------------
 Eastman Kodak Co.                             2.98%
----------------------------------------------------
 Home Depot Inc.                               2.97%
----------------------------------------------------
 Coca-Cola Co., The                            2.87%
----------------------------------------------------
 Johnson & Johnson                             2.85%
----------------------------------------------------
 SBC Communications                            2.56%
----------------------------------------------------
 ALCOA Inc.                                    2.52%
----------------------------------------------------
 American Express Co.                          2.48%
----------------------------------------------------
 International Paper Co.                       2.28%
----------------------------------------------------
 Honeywell International Inc.                  2.24%
----------------------------------------------------
 Intel Corp.                                   1.85%
----------------------------------------------------
 Disney (Walt) Co.                             1.85%
----------------------------------------------------
 Hewlett-Packard Co.                           1.83%
----------------------------------------------------
 McDonald's Corp.                              1.73%
----------------------------------------------------
 AT&T Corp.                                    1.41%
                                             -------
                                              100.0%
                                             =======
----------------------------------------------------

[GRAPHIC OMITTED - BRACKET}

The fund seeks capital appreciation.

ASSET ALLOCATION

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Common stocks                   99%
Cash and cash equivalents        1%



                                    % NET
TOP INDUSTRIES                     ASSETS
----------------------------------------------------
 Industrial Cyclicals              33.94%
----------------------------------------------------
 Services                           9.75%
----------------------------------------------------
 Consumer Staples                   9.59%
----------------------------------------------------
 Technology                         9.48%
----------------------------------------------------
 Energy                             9.06%
----------------------------------------------------
 Healthcare                         8.13%
----------------------------------------------------
 Financials                         7.13%
----------------------------------------------------
 Retail                             6.74%
----------------------------------------------------
 Consumer Durables                  2.91%
----------------------------------------------------
 Consumer Cyclicals                 2.05%
                                   ------
                                   98.78%
                                   ======
----------------------------------------------------

                                    % NET
TOP COMMON STOCK HOLDINGS          ASSETS
----------------------------------------------------
 DIAMONDS TRUST, Series 1          79.25%
----------------------------------------------------
 Chevron Corp.*                     6.62%
----------------------------------------------------
 The Dow Chemical Co.* (1)          3.91%
----------------------------------------------------
 Sear, Roebuck & Co.*               3.09%
----------------------------------------------------
 Goodyear Tire & Rubber Co.*        2.05%
----------------------------------------------------
 Eastman Kodak Co.                  1.37%
----------------------------------------------------
 Coca-Cola Co.                      1.32%
----------------------------------------------------
 SBC Communications, Inc.           1.17%
                                   ------
                                   98.78%
                                   ======
----------------------------------------------------




TOTAL RETURN
--------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          BURNHAM DOW
         30(SERVICEMARK)
          FOCUSED FUND        DJIA INDEX(DAGGER)

            10000.00              10000.00
            10060.40               9990.08
             9760.62               9707.36
             9940.22               9888.89
             9550.56               9451.80
             9881.01               9815.69
             9900.77               9969.80
            10322.50              10549.00
             9769.77              10041.60
             9036.06               9313.62
             9769.79              10055.00
             9699.45               9888.07
             9619.04               9712.06
             9367.98               9654.76
             9267.47               9729.10
             9800.16              10393.60
             9337.79               9883.27
             9589.07              10186.70
             9277.42               9684.49
             9598.79              10038.00
             9781.17              10140.40
             9558.65               9797.61
             8982.07               9230.33
             9730.55              10038.90
            10044.10              10218.00
             9690.01               9856.61

AVERAGE ANNUAL RETURN
----------------------------------------------------
 One year                           3.44%
----------------------------------------------------
 Since inception                  (1.44)%
----------------------------------------------------


CUMULATIVE TOTAL RETURN
----------------------------------------------------
 One year                           3.44%
----------------------------------------------------
 Since inception                  (3.10)%
----------------------------------------------------



[BEGIN SIDEBAR]

PERFORMANCE OVER THE PAST SIX MONTHS

[GRAPHIC OMITTED] ARROWHEAD ART
+0.9%          FUND

[GRAPHIC OMITTED] ARROWHEAD ART
-1.9%          SECTOR

[GRAPHIC OMITTED] ARROWHEAD ART
-15.5%         PEER GROUP


THE FUND posted a sizeable gain against the DJIA, its sector benchmark and peer group for the report period.

THE SECTOR is represented by the
DJIASM (Dow Jones Industrial Average), an unmanaged average of the prices of 30 large-cap stocks.

THE PEER GROUP is represented by the funds in the Morningstar Large Cap Growth category.


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             FUND        SECTOR      PEER GROUP
December 2000                0.00          0.00         0.00
January 2001                -0.19          1.02         2.60
February 2001               -0.42         -2.39       -12.05
March 2001                  -6.42         -8.04       -20.67
April 2001                   1.37          0.02       -12.54
May 2001                     4.64          1.91       -13.33
June 2001                    0.95         -1.85       -15.53

--------------------------------------------------------------------------------

MODERN PORTFOLIO THEORY STATISTICS

will be available when the fund has been in operation for three years.


(1) FORMERLY UNION CARBIDE CO.

 * SECURITIES DROPPED FROM THE DOW JONES INDUSTRIAL AVERAGE AS OF NOVEMBER 1, 1999.

(DAGGER) KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

[END SIDEBAR]




                                              DOW 30(SEVICE MARK) FOCUSED FUND 7

BURNHAM

FINANCIAL SERVICES FUND

[BEGIN SIDEBAR]
------------------------------------------------------------
INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL                    0
---------------------------------------------------


TICKER SYMBOLS

Class A                        BURKX
Class B                        BURMX
----------------------------------------------------
PORTFOLIO MANAGER

Anton Schutz
Since inception
----------------------------------------------------
MINIMUM INVESTMENT

Regular accounts              $1,000
IRAs                            None
----------------------------------------------------
ASSET VALUES

Net assets, in millions        $22.6
Net asset value per share
Class A                       $17.38
Class B                       $17.18
----------------------------------------------------
MAXIMUM OFFERING PRICE
Class A                       $18.29
----------------------------------------------------
EXPENSE RATIOS

Annualized, after expense
reimbursement

Class A                        1.60%
Class B                        2.34%
----------------------------------------------------
INCEPTION

Both classes            June 7, 1999



ALL DATA AS OF JUNE 30, 2001. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS B SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.


[END SIDEBAR]



[GRAPHIC OMITTED]
ANTON SCHUTZ PIC

"We utilized defensive strategies in setting sector weight, stock selection, and position trading which led to outstanding returns for shareholders."

                                            /S/ SIGNATURE OMITTED - ANTON SCHUTZ

                                                                    ANTON SCHUTZ
                                                               Portfolio Manager

The Fed has been in an easing mode since the beginning of the year due to the slowing economy. However, the conventional wisdom of buying banks when the Fed is easing did not make sense to us. We avoided the biggest money-center type banks because of their aggressive lending to large nationally syndicated corporate loans and their exposure to the poor-performing capital markets. We utilized defensive strategies in setting sector weight, stock selection, and position trading which led to outstanding returns for shareholders. At the end of the period, your fund held the #1 position in the financial services sector, and was one of the top performing mutual funds overall.

(BULLET) Our defensive, but active posture in holding equities was characterized by seeking stocks with low multiple to book value and to earnings, small-cap banks and thrifts with low credit exposure, and taking advantage of trading opportunities and IPOs as were presented during the period.

(BULLET) The Russell 2000 Index was rebalanced at period end - and several of our positions were included. We were able to take capital gains in Coastal Bancorp, Port Financial, First Essex and others on the last trading day in June.

(BULLET) We benefited from strength in the financial services IPO market. Willis
         Group Holdings is one of the top insurance brokerage firms in the country, and The Phoenix Companies was demutualized below book value.

(BULLET) We used trading strategies and options to maximize returns to shareholders. We traded the positions of banks utilizing share buybacks. We used covered calls to generate income and, to a certain degree, hedge against declines in price and moderate volatility. In the instance of Dime (which is being acquired by Washington Mutual) we used options as an exit strategy.

[BAR GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

    2001 FIRST HALF PERFORMANCE COMPARISON

   Fund (Class A)               +3.3%
   Nasdaq Banking Index        +24.8%
   Nasdaq 100 Financial Index   +8.7%


(BULLET) The end of pooling accounting arrived in June and the stock prices of the "consolidators" have risen. We believe deals will become more attractive to sellers and will more easily be executed. The fund benefited from owning several banks that are becoming "consolidators" in the New York thrift market.

(BULLET) We avoided money center banks because of the weak economy and risky capital markets. However, we are opportunistically waiting for buying opportunities as many of these companies bump against their 52 week lows. These stocks which have the greatest risk in a declining economy have the potential of showing the best returns as the U.S. recovers.

(BULLET) We expect the Fed to continue to lower rates, albeit at a slower pace until they begin to see the resumption of economic growth. We continue to be fully invested, using an active/defensive strategy and hedging our larger positions with options.


8  FINANCIAL SERVICES FUND

PORTFOLIO INVESTMENTS
------------------------------------------------------------

ASSET ALLOCATION

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash and cash equivalents              6%

Convertible Preferred Stock            1%

Preferred Stock                        1%

Common stocks                         92%
(net of call options written)



[GRAPHIC OMITTED - BRACKET}

The fund seeks capital appreciation.





                                        % NET
TOP INDUSTRIES - COMMON STOCK           ASSETS
----------------------------------------------------
 Banks-- Regional                        22.0%
----------------------------------------------------
 Savings and Loan Companies--
 Regional                                18.6%
----------------------------------------------------
 Insurance                               17.1%
----------------------------------------------------
 Banks-- Major Regional                  12.6%
----------------------------------------------------
 Savings and Loan Companies--
 Major Regional                          11.0%
----------------------------------------------------
 Real Estate Investment Trusts            5.4%
----------------------------------------------------
 Diversified Financial Services           4.2%
----------------------------------------------------
 Investment Banking/Brokerage             3.0%
                                         -----
                                         93.9%
                                         =====

                                         % NET
TOP 10 COMMON STOCK HOLDINGS            ASSETS
----------------------------------------------------
 New York Community Bancorp Inc.          5.0%
----------------------------------------------------
 Berkshire Hills Bancorp, Inc.            4.9%
----------------------------------------------------
 Annaly Mortgage Management, Inc.         4.9%
----------------------------------------------------
 Finger Lakes Bancorp, Inc.               3.4%
----------------------------------------------------
 The Phoenix Cos., Inc.                   3.3%
----------------------------------------------------
 Wells Fargo & Co.                        3.1%
----------------------------------------------------
 Mutual First Financial Inc.              2.9%
----------------------------------------------------
 LandAmerica Financial Group, Inc.        2.8%
----------------------------------------------------
 Golden State Bancorp Inc., Co.           2.7%
----------------------------------------------------
 Ambac Financial Group Inc.               2.7%
                                         -----
                                         35.7%
                                         =====


TOTAL RETURN
--------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    BURNHAM FINANCIAL   BURNHAM FINANCIAL
      SERVICES FUND      SERVICES FUND          NASDAQ           NASDAQ
  WITHOUT SALES CHARGE  WITH SALES CHARGE   BANLING INDEX*  FINANCIAL INDEX*
         10000.00            9500.00          10000.00          10000.00
         10510.00            9984.50          10079.00          10010.00
         10379.70            9860.69           9779.65           9351.34
          9900.13            9405.13           9371.84           8783.72
          9780.34            9291.33           9084.13           8387.57
         10450.30            9927.78           9720.02           9070.32
         10280.00            9765.96           9530.48           9046.74
          9810.16            9319.65           9127.34           8723.77
          9208.90            8748.45           8565.09           8024.12
          8667.78            8234.39           7819.93           7442.37
          9709.91            9224.42           8259.41           8229.03
         10000.50            9500.50           8060.36           7741.87
         10581.80           10052.70           8402.12           7895.16
         10621.90           10090.80           8080.32           7484.61
         11453.60           10880.90           8401.02           7830.78
         12465.60           11842.30           9033.28           8589.73
         13437.70           12765.80           9600.30           9094.90
         13107.00           12451.60           9462.06           8964.11
         13137.00           12480.20           9509.18           8714.01
         14988.20           14238.80          10466.00           9685.28
         15558.50           14780.50          10556.00           9545.23
         16118.00           15312.00          10338.00           9247.32
         16300.90           15485.80          10162.70           8930.97
         16881.80           16037.80          10412.60           9307.23
         18108.40           17203.00          10862.30           9615.95
         18700.20           17765.20          11380.80          10005.70


                       WITH NO       WITH MAX.
AVERAGE             SALES CHARGE   SALES CHARGE
ANNUAL RETURN          OR CDSC        OR CDSC
----------------------------------------------------
 CLASS A
----------------------------------------------------
 One year                76.1%         67.3%
----------------------------------------------------
 Since inception         35.1%         31.8%

 CLASS B
----------------------------------------------------
 One year                74.7%         70.7%
----------------------------------------------------
 Since inception         33.9%         32.9%

                      WITH NO       WITH MAX.
CUMULATIVE          SALES CHARGE  SALES CHARGE
TOTAL RETURN          OR CDSC       OR CDSC
----------------------------------------------------
 CLASS A
----------------------------------------------------
 One year                76.1%      67.3%
----------------------------------------------------
 Since inception         87.0%      77.7%

 CLASS B
----------------------------------------------------
 One year                74.7%      70.7%
----------------------------------------------------
 Since inception         83.8%      80.8%


[BEGIN SIDEBAR]

PERFORMANCE OVER THE PAST SIX MONTHS

[GRAPHIC OMITTED] ARROWHEAD ART
+24.8%           FUND

[GRAPHIC OMITTED] ARROWHEAD ART
+3.3%            SECTOR

[GRAPHIC OMITTED] ARROWHEAD ART
+0.7%            PEER GROUP

THE FUND continued to show strong performance figures for the report period against its peers and outperformed its sector by a wide margin.

THE SECTOR is represented by the Nasdaq 100 Financial Index, an unmanaged index of the 100 largest financial companies traded on the Nasdaq market system and the Nasdaq small cap market.

THE PEER GROUP is represented by the funds in the Morningstar Specialty -- Financial investment category.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Fund        Sector      Peer Group

December 2000                0.00          0.00         0.00
January 2001                 3.80         -1.45        -0.29
February 2001                7.54         -4.52        -4.44
March 2001                   8.76         -7.79        -7.17
April 2001                  12.63         -3.90        -3.80
May 2001                    20.82         -0.72        -0.09
June 2001                   24.77          3.31         0.68

--------------------------------------------------------------------------------

MODERN PORTFOLIO THEORY STATISTICS

will be available when the fund has been in operation for three years.





* KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

                                                       FINANCIAL SERVICES FUND 9

BURNHAM

MONEY MARKET FUND

[BEGIN SIDEBAR]


TICKER SYMBOL                       BURXX

----------------------------------------------------
PORTFOLIO MANAGER
Reich & Tang Asset Management L.P.
Since inception
----------------------------------------------------
MINIMUM INVESTMENT
Regular accounts                   $1,000
IRAs                                 None
----------------------------------------------------
ASSET VALUES

Net assets, in millions            $57.8
Net asset value per share          $1.00
----------------------------------------------------
EXPENSE RATIO

Annualized, after expense
recovery                           0.97%
----------------------------------------------------
INCEPTION
May 3, 1999


ALL DATA AS OF JUNE 30, 2001. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.


[END SIDEBAR]



"During the second half of the year, we plan to continue with our conservative investment policy while seeking to achieve an acceptable rate of return."

                                         /S/ SIGNATURE OMITTED - MOLLY FLEWHARTY

                                                                 MOLLY FLEWHARTY
                                                               Portfolio Manager


During the first half of 2001, the Federal Reserve aggressively lowered the Federal Funds rate from 6.5% to 3.75%. Besides citing an overall slowing of the economy, the Federal Reserve specifically talked about the slowing of capital spending, higher business inventories, and a deterioration of consumer confidence. More recently, while the economy has continued to show signs of slower growth, there have been signs that the lowering of the Federal Funds rate is starting to help the economy. As we look forward, the outlook is not as easy to forecast. While the markets are pricing in lower short-term rates, the long-term rate curve is starting to become positively sloped.

(BULLET) As rates decreased over the last six months, extending the fund's weighted average maturity kept the fund competitive among its peer group. The fund will continue this strategy through the summer as the market anticipates another rate reduction. As we enter the next six months, a more conservative approach will be needed. The fund will shorten its weighted average maturity in anticipation of improving economic conditions.

(BULLET) During the report period we invested exclusively in short-term fixed income securities of the highest credit quality, in keeping with the fund's purpose of providing both safety and liquidity. We are pleased to report that the fund's yield remained competitive during most of the first half of 2001. During the second half of the year, we plan to continue with our conservative investment policy while seeking to achieve an acceptable rate of return.


10  MONEY MARKET FUND

[GRAPHIC OMITTED - BRACKET}

The fund seeks maximum current income that is consistent with maintaining liquidity and preserving capital.


PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                          ASSET ALLOCATION BY MATURITY

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Over 180 days                       3%

90-180 days                         7%

31-89 days                         24%

4-30 days                          53%

1-3 days                           13%






                            ASSET ALLOCATION BY TYPE

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Master demand notes                 3%

Line of credit CP                   5%

Other                              37%

Overnight RP                        6%

Taxable Municipal CP                7%

Variable Rate Demand Notes         33%

Yankee certificate of deposit       9%


YIELD AND TOTAL RETURN

--------------------------------------------------------------------------------

YIELD AND MATURITY
----------------------------------------------
 Daily yield                           3.23%
----------------------------------------------
 7-day effective yield                 3.27%
----------------------------------------------
 30-day effective yield                3.41%
----------------------------------------------
 Weighted average days to maturity         36



AVERAGE ANNUAL RETURN
----------------------------------------------
 One year                               5.2%
----------------------------------------------
 Since inception                        5.0%


CUMULATIVE TOTAL RETURN
----------------------------------------------
 One year                               5.2%
----------------------------------------------
 Since inception                       11.1%




[BEGIN SIDEBAR]

PERFORMANCE OVER THE PAST SIX MONTHS

[GRAPHIC OMITTED] ARROWHEAD ART
+2.2%             FUND


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Fund

December 2000                5.75
January 2001                 5.33
February 2001                4.92
March 2001                   4.66
April 2001                   4.37
May 2001                     3.69
June 2001                    3.36




IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 30-DAY YIELD AS OF THAT DATE. BECASUE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.



                                                            MONEY MARKET FUND 11

BURNHAM

U.S. TREASURY MONEY MARKET FUND

TICKER SYMBOL                  BUTXX
----------------------------------------------
PORTFOLIO MANAGER
Reich & Tang Asset Management L.P.
Since inception
----------------------------------------------
MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                            None
----------------------------------------------
ASSET VALUES

Net assets, in millions       $145.2
Net asset value per share      $1.00
----------------------------------------------
EXPENSE RATIO

Annualized, after expense
reimbursement/recovery         0.88%
----------------------------------------------
INCEPTION
October 13, 1999


ALL DATA AS OF JUNE 30, 2001. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.

[END SIDEBAR]

"The Fund proved to be one of the safest and liquid mutual fund investments available during these times of market turbulence."


                                         /S/ SIGNATURE OMITTED - MOLLY FLEWHARTY

                                                                 MOLLY FLEWHARTY
                                                               Portfolio Manager

Over the past six months the fund continued to use a "barbell" strategy (clustering investments at the short and long ends of the fund's allowable maturity range). As rates fell, eligible treasury securities did not offer any significant yield advantage over repurchase agreements. The fund used repurchase agreements to provide liquidity until opportunities longer out the curve presented themselves. This allowed the fund to remain competitive while keeping is the bulk of it assets short and liquid.

(BULLET) During the report period we invested exclusively in short-term obligations of the U.S. Government and repurchase agreements collateralized by government obligations. This was in keeping with the fund's purpose of providing liquidity and an extremely high level of safety. We are pleased to report that the fund's yield remained competitive during the first half of 2001. We plan to continue with our conservative investment policy while seeking to achieve an acceptable rate of return.

(BULLET) During the first half of 2001, the Federal Reserve aggressively lowered the Federal Funds rate from 6.5% to 3.75%. Besides citing an overall slowing of the economy, the Federal Reserve specifically talked about the slowing of capital spending, higher business inventories, and a deterioration of consumer confidence. More recently, while the economy has continued to show signs of slower growth, there have been signs that the lowering of the Federal Funds rate is starting to help the economy. As we look forward, the outlook is not as easy to forecast. While the markets are pricing in lower short-term rates, the long-term rate curve is starting to become positively sloped.


12  U.S. TREASURY MONEY MARKET FUND

GRAPHIC OMITTED - BRACKET}

 The fund seeks maximum current income that is consistent with maintaining liquidity and preserving capital.


PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                          ASSET ALLOCATION BY MATURITY

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Over 180 days          7%

90-180 days            6%

31-89 days             3%

4-30 days             38%

1-3 days              46%




                            ASSET ALLOCATION BY TYPE

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Bills        38%

U.S. Treasury Notes        16%

Repurchase Agreements      46%



YIELD AND TOTAL RETURN
--------------------------------------------------------------------------------


YIELD AND MATURITY
-------------------------------------------------------
 Daily yield                                     2.94%
-------------------------------------------------------
 7-day effective yield                           3.18%
-------------------------------------------------------
 30-day effective yield                          3.33%
-------------------------------------------------------
 Weighted average days to maturity                  33


AVERAGE ANNUAL RETURN
-------------------------------------------------------
 One year                                         5.0%
-------------------------------------------------------
 Since inception                                  5.1%


CUMULATIVE TOTAL RETURN
-------------------------------------------------------
 One year                                         5.0%
-------------------------------------------------------
 Since inception                                  8.9%

[BEGIN SIDEBAR]

PERFORMANCE OVER THE PAST SIX MONTHS

[GRAPHIC OMITTED] ARROWHEAD ART
+2.1%             FUND

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             FUND

December 2000                5.33
January 2001                 5.15
February 2001                4.78
March 2001                   4.55
April 2001                   4.14
May 2001                     3.60
June 2001                    3.28


IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 30-DAY YIELD AS OF THAT DATE. BECAUSE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.

[END SIDEBAR]


                                             U.S. TREASURY MONEY MARKET FUND 13

 THE
FINANCIAL PAGES

[BEGIN SIDEBAR]

ABOUT THE INFORMATION IN THIS SECTION

On these pages, you'll find some general background about Burnham Investors Trust as well as details about each fund.

The tables showing financial results are intended to give a picture of each fund's operations over the past six months as well as a "snapshot" of its assets and liabilities as of the report date.

The text and notes in this section provide context and further detail. These are an integral part of the financial statements: a reader won't be able to gain an accurate understanding of the financial information without reading the text and notes. Footnotes that are specific to a given fund appear on pages 38 and 39 of this report.


[END SIDEBAR]


ABOUT THE FUNDS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The funds are part of Burnham Investors Trust, a Delaware business trust. The trust is registered with the U.S. Securities and Exchange Commission as a diversified open-end investment company, commonly known as a mutual fund. The Burnham Dow 30 Focused Fund is registered as a non-diversified fund. Each fund is a series of the trust.

Except for Burnham Fund, the funds began operations after the creation of the trust on August 20, 1998. Burnham Fund was created in 1975 and was reorganized from a Maryland corporation to a series of the trust on April 30, 1999.

ADMINISTRATION

The following entities handle the funds' main activities:

  ADVISER/ADMINISTRATOR
  Burnham Asset Management Corporation
  1325 Avenue of the Americas
  New York, NY 10019

  MANAGES EACH FUND'S ASSETS, EITHER DIRECTLY OR BY CHOOSING A SUBADVISER, PROVIDES OFFICES AND PERSONNEL, AND SUPERVISES NON-INVESTMENT-RELATED OPERATIONS.

  DISTRIBUTOR
  Burnham Securities Incorporated
  1325 Avenue of the Americas
  New York, NY 10019

  UNDER THE FUNDS' 12B-1 PLANS, THE DISTRIBUTOR MUST USE ITS BEST EFFORTS TO SELL SHARES OF EACH FUND AND SHARE CLASS.

  TRANSFER AGENT
  PFPC Inc.
  211 South Gulph Road
  King of Prussia, PA 19406

  HANDLES TRANSACTIONS IN FUND SHARES.

  CUSTODIAN
  PFPC Trust Co.
  8800 Pinicum Boulevard
  Philadelphia, PA 19153

  HOLDS AND SETTLES THE FUNDS' SECURITIES.

  LEGAL COUNSEL
  Hale & Dorr LLP
  60 State Street
  Boston, MA 02109

  OVERSEES LEGAL AFFAIRS FOR THE TRUST.

SHARE CLASSES
The funds offer either one or two share classes, as follows:

(BULLET) ONE SHARE CLASS, WITHOUT SALES CHARGES, BUT WITH A 1.00% REDEMPTION FEE
         ON SHARES SOLD WITHIN 180 DAYS:

         BURNHAM DOW 30 FOCUSED FUND

         BURNHAM MONEY MARKET FUND
         (no redemption fee)

         BURNHAM U.S. TREASURY MONEY MARKET FUND
         (no redemption fee)

(BULLET) TWO SHARE CLASSES, CLASS A HAVING A MAXIMUM FRONT-END SALES CHARGE OF
         5.00% AND CLASS B HAVING A MAXIMUM CONTINGENT DEFERRED SALES CHARGE
         (CDSC) OF 5.00%:

         BURNHAM FUND

         BURNHAM FINANCIAL SERVICES FUND

The CDSC on Class B shares declines to zero after six years of owning the shares, and doesn't apply to shares acquired through reinvestment.

Each fund keeps track of its share sales by share class. The trust may issue any number of shares of each fund and class.

DISTRIBUTIONS TO SHAREHOLDERS

Each fund distributes its net investment income and net realized capital gains to shareholders every year. The funds intend to qualify as regulated investment companies under the provisions of the Internal Revenue Code, allowing them to pay no federal income taxes.

Burnham Money Market Fund and Burnham U.S. Treasury Money Market Fund expect to declare income distributions daily and pay them monthly; Burnham Fund expects to declare and pay income distributions quarterly, and the remaining funds expect to declare and pay income distributions once a year. Except for the money market funds, which are not designed to generate capital gains, each fund expects to declare and pay distributions from net realized capital gains once a year.


FINANCIAL PAGES 14

ACCOUNTING POLICIES
--------------------------------------------------------------------------------

Below are brief descriptions of the accounting policies the funds have used in preparing the financial statements in this report. These policies are consistent with generally accepted accounting principles for U.S. mutual funds.

VALUING SECURITIES
The funds use these methods to value portfolio securities:

   STOCKS and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Any equities that didn't trade that day, and any equities traded over-the-counter, are valued halfway between the latest quoted bid and asked prices.

   BONDS and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

   MONEY MARKET INSTRUMENTS and other temporary cash investments are valued differently depending on the fund. The Burnham Money Market Fund and the Burnham U.S. Treasury Money Market Fund value them at amortized cost by amortizing any discount or premium in a straight line from the present to the maturity date (the method most commonly used to value these types of securities). The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.

   REPURCHASE AGREEMENTS, which each fund can use as long as the counterparties meet the trustees' credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by U.S. Government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counterparty default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.

   OPTIONS may be written by the non-money market funds to manage exposure to certain changes in markets. When a fund enters into a written call option, it records the amount received as an asset and also records an equivalent amount as a liability. The fund subsequently marks-to-market the liability, to reflect the option's current value. When a call option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Whenever a fund is unable to determine the value of a security through its normal methods, it uses fair-value methods that have been adopted by the Board of Trustees.

ACCOUNTING FOR PORTFOLIO TRANSACTIONS
The funds account for purchases and sales of portfolio securities as of each security's trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues.

DISTRIBUTIONS AND TAXES
The funds record distributions on the ex-dividend date.

On occasion, a fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. The fund would only make reclassifications in order to comply with federal tax regulations.

AFFILIATED PARTIES
Certain trustees and officers of the trust may also be trustees, officers and/or employees of the adviser, administrator, or distributor. The trust paid only trustees not currently affiliated with the trust. None of the trusts' officers received any compensation from the trust.

EXPENSES
Each fund bears all of the expenses that are directly attributable to it. The trust's remaining expenses are shared by the funds, and are allocated daily in proportion to each fund's net assets.

USE OF MANAGEMENT ESTIMATES
Management has had to make certain estimates and assumptions in preparing its figures, so the actual figures for a fund's assets, liabilities, income, and other items may differ from what is shown here.

                                                             FINANCIAL PAGES 15

ABOUT THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for the funds appear on the following pages. These statements cover the funds' activities over the report period and show where each fund stood as of the last day of the period (in this case, June 30, 2001). The financials appear on a fund-by-fund basis, with the funds in the same order as in the performance discussions earlier in this report.

PORTFOLIO HOLDINGS
Each fund provides a complete listing of the investments in its portfolio, as those investments were on the report date. Holdings are grouped by type. For those funds that invest in stocks, we show each portfolio company according to the industry in which it is grouped. The groupings that we use are based on those used by Standard & Poor's, with minor modifications. The percentage numbers that appear by the category headings show the percentage of a fund's net assets represented by that category of security.

Because securities change in value and the funds buy and sell investments, each fund's holdings are likely to have been different earlier in the report period, and they are also likely to have changed since the report date. However, they do give an accurate picture of the fund at a particular moment in time.

STATEMENT OF ASSETS AND LIABILITIES
Each fund's Statement of Assets and Liabilities is its balance sheet, showing where the fund stood as of the report date. We present each fund's total assets and its total liabilities; the former minus the latter is the fund's net assets.

STATEMENT OF OPERATIONS
The Statement of Operations shows what a fund earned over the course of the time period covered by the report, as well as what it spent. Each fund's Statement of Operations also totals up the fund's gains and losses on investments, counting those gains and losses that the fund may have realized and those that remain unrealized (that is, losses or gains that were only "on paper" as of the end of the report period).


STATEMENT OF CHANGES IN NET ASSETS
Two major factors determine the size of a mutual fund's assets: the performance of its investments, and how much money investors put in or take out. Each fund's Statement of Changes in Net Assets reflects both of these factors (along with other factors that affect asset size), showing the overall change in a fund's size from the beginning of the report period to the end.

FINANCIAL HIGHLIGHTS
These show, in summary form, each fund's performance for the past five years (or less, in the case of new funds). In semiannual reports, there are also figures for the six-month report period. The information in the first part of each Financial Highlights table reflects financial results for a single fund share. For each fund, the total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions and excluding all sales charges. The Financial Highlights tables in these reports are substantially the same as those appearing in the current prospectus for these funds.

   RISKS NOT REFLECTED IN BALANCE SHEETS
   -----------------------------------------------------------------------------

   EXCEPT FOR THE TWO MONEY MARKET FUNDS, THE FUNDS HAVE THE ABILITY TO USE VARIOUS TECHNIQUES AND SECURITIES THAT MAY AFFECT A FUND'S INVESTMENT RESULTS AND RISK PROFILE IN WAYS THAT ARE NOT REFLECTED ON ITS BALANCE SHEET. THESE INCLUDE BOTH WRITTEN AND PURCHASED OPTIONS. TO ACCURATELY ASSESS THE POTENTIAL IMPACT OF THESE INVESTMENTS ON THE FUND, IT'S NECESSARY TO CONSIDER NOT JUST THE FINANCIAL INSTRUMENTS THEMSELVES BUT ALL RELATED AND OFFSETTING POSITIONS THE FUND MAY HOLD.

16  FINANCIAL PAGES

BURNHAM FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------



o INDICATES SECURITIES THAT DO           NUMBER          MARKET
  NOT PRODUCE INCOME.                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  86.79%
(PERCENTAGE OF NET ASSETS)

Consumer Durables  1.40%
AUTOMOBILE MANUFACTURERS  1.33%
   Ford Motor Co.                        100,000        $2,455,000
                                                      ------------

MANUFACTURING (SPECIALIZED)  0.07%
 o Evercel, Inc.                          40,000           134,000
                                                      ------------
TOTAL CONSUMER DURABLES (COST: $3,347,865)               2,589,000
                                                      ------------

Consumer Staples  2.81%
FOOD AND BEVERAGE PRODUCTS  2.81%
 o American Italian Pasta Co., Class A    35,000         1,624,000
   PepsiCo, Inc.                          50,000         2,210,000
   Sysco Corp.                            50,000         1,357,500
                                                      ------------
                                                         5,191,500
                                                      ------------
TOTAL CONSUMER STAPLES (COST: $4,402,427)                5,191,500
                                                      ------------

Energy  14.63%
OIL DRILLING  3.77%

   Diamond Offshore Drilling, Inc.        50,000         1,652,500
   Kinder Morgan Energy Partners LP       60,000         4,125,600
 o Shamrock Logistics LP                  40,000         1,196,000
                                                      ------------
                                                         6,974,100
                                                      ------------

OIL AND GAS REFINING  10.86%
   BP Amoco PLC                           60,000         2,991,000
   Conoco Inc., Class B                   60,000         1,734,000
   Exxon Mobil Corp.                     100,000         8,735,000
   Murphy Oil Corp.                       15,000         1,104,000
   Phillips Petroleum Co.                 50,000         2,850,000
   Texaco, Inc.                           40,000         2,664,000
                                                      ------------
                                                        20,078,000
                                                      ------------
TOTAL ENERGY (COST: $17,446,320)                        27,052,100
                                                      ------------

Financial  19.97%
BANKING  5.27%
   Bank of New York Co., Inc.            125,000         6,000,000
   Bank One Corp.                         30,000         1,074,000
   North Fork Bancorporation              40,000         1,240,000
   Wachovia Corp.                         20,000         1,423,000
                                                      ------------
                                                         9,737,000
                                                      ------------

DIVERSIFIED FINANCIAL SERVICES  7.81%
   American Express Co.                  100,000         3,880,000
   Citigroup, Inc.                       200,000        10,568,000
                                                      ------------
                                                        14,448,000
                                                      ------------


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.



                                         SHARES           VALUE
--------------------------------------------------------------------------------

INSURANCE  4.05%
   American International Group, Inc.     37,500        $3,225,000
   Chubb Corp.                            15,000         1,161,450
   MetLife, Inc.                         100,000         3,098,000
                                                      ------------
                                                         7,484,450
                                                      ------------

REAL ESTATE INVESTMENT TRUSTS  2.84%
   Avalonbay Communities, Inc.            40,000         1,894,076
   Boston Properties                      25,000         1,022,500
   Chateau Communities, Inc.              40,000         1,256,000
   National Golf Properties, Inc.         40,000         1,090,000
                                                      ------------
                                                         5,262,576
                                                      ------------
TOTAL FINANCIAL (COST: $18,608,233)                     36,932,026
                                                      ------------

Health Care  10.66%
HEALTH MAINTENANCE ORGANIZATIONS  1.08%
 o Oxford Health Plans, Inc.              70,000         2,002,000
                                                      ------------

MEDICAL PRODUCTS  1.25%
   Medtronic Inc.                         50,000         2,300,500
                                                      ------------

PHARMACEUTICALS  8.33%
   Lilly (Eli) & Co.                      25,000         1,850,000
   Merck & Co., Inc.                      65,000         4,154,150
   Pfizer Inc.                           200,000         8,010,000
 o Regeneron Pharmaceuticals, Inc.        40,000         1,386,000
                                                      ------------
                                                        15,400,150
                                                      ------------
TOTAL HEALTH CARE (COST: $12,554,146)                   19,702,650
                                                      ------------

Industrial Cyclicals  5.37%
AEROSPACE  1.68%
   General Dynamics                       40,000         3,112,400
                                                      ------------

CONSUMER PRODUCTS  3.69%
   General Electric Co.                  140,000         6,825,000
                                                      ------------
TOTAL INDUSTRIAL CYCLICALS (COST: $5,289,937)            9,937,400
                                                      ------------

Retail  1.32%
RETAIL STORES  1.32%
   Wal-Mart Stores, Inc.                  50,000         2,440,000
                                                      ------------
TOTAL RETAIL (COST: $1,812,225)                          2,440,000
                                                      ------------

Services  9.77%
BROADCASTING AND CABLE TV  1.40%
 o Viacom Inc., Class B                   50,000         2,587,500
                                                      ------------


                                                                 BURNHAM FUND 17

BURNHAM FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------



                                         SHARES           VALUE
--------------------------------------------------------------------------------


COMMON STOCKS  CONTINUED
SERVICES  CONTINUED

DATA PROCESSING  2.31%
   Automatic Data Processing Inc.         60,000        $2,982,000
   First Data Corp.                       20,000         1,285,000
                                                      ------------
                                                         4,267,000
                                                      ------------

ENTERTAINMENT  1.43%
 o AOL Time Warner, Inc.                  50,000         2,650,000
                                                      ------------

TELECOMMUNICATIONS NETWORKS AND SERVICES  4.63%
   SBC Communications, Inc.               80,000         3,204,800
   Verizon Communications, Inc.          100,000         5,350,000
                                                      ------------
                                                         8,554,800
                                                      ------------
TOTAL SERVICES (COST: $14,219,757)                      18,059,300
                                                      ------------
Technology  19.27%
APPLICATIONS SOFTWARE  2.37%
 o Microsoft Corp.                        60,000         4,380,000
                                                      ------------

COMPUTER HARDWARE  5.15%
 o Dell Computer Corp.                    40,000         1,046,000
   International Business
   Machines Corp.                         75,000         8,475,000
                                                      ------------
                                                         9,521,000
                                                      ------------

COMPUTER STORAGE AND PERIPHERALS  2.28%
 o EMC Corp.                             145,000         4,212,250
                                                      ------------

SYSTEM SOFTWARE  7.10%
   SAP AG - Sponsored ADR                 40,000         1,403,600
 o Siebel Systems, Inc.                  250,000        11,725,000
                                                      ------------
                                                        13,128,600
                                                      ------------

SEMICONDUCTORS  2.37%
   Intel Corp.                           150,000         4,387,500
TOTAL TECHNOLOGY (COST: $15,251,849)                    35,629,350
                                                      ------------
Utilities  1.59%
ELECTRIC  1.59%
   The Southern Co.                       75,000         1,743,750
   TXU Corp.                              25,000         1,204,750
                                                      ------------
                                                         2,948,500
                                                      ------------
TOTAL UTILITIES (COST: $2,753,667)                       2,948,500
                                                      ------------
TOTAL COMMON STOCKS  (COST: $95,686,426)               160,481,826
                                                      ------------



   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

--------------------------------------------------------------------------------

   THE TAX COST OF THE FUND AT JUNE 30, 2001, BASED ON SECURITIES OWNED, WAS $119,751,893. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $66,700,912 AND ($1,700,440), RESPECTIVELY.



                                         FACE
                                         VALUE           VALUE
--------------------------------------------------------------------------------

CORPORATE CONVERTIBLE BONDS  0.98%

Services  0.47%
DATA PROCESSING  0.47%
   Adaptec Inc., sub. deb. conv.
   4.75% 2/01/04                      $1,000,000          $870,000
                                                      ------------

TOTAL SERVICES (COST: $804,750)                            870,000
                                                      ------------

Technology  0.51%
COMPUTER PRODUCTS & SOFTWARE  0.51%
   Systems & Computer
   Technology, sub. deb. conv.
   5.00% 10/15/04                      1,150,000           943,000
                                                      ------------

TOTAL TECHNOLOGY (COST: $926,125)                          943,000
                                                      ------------

TOTAL CORPORATE CONVERTIBLE BONDS
(COST: $1,730,875)                                       1,813,000
                                                      ------------


CORPORATE BONDS  1.29%
HOTELS  1.29%
   Marriott Corp., deb.
   9.38% 6/15/07                       1,265,000         1,311,551
   MGM Grand Inc., sr. sub. notes
   9.75% 6/01/07                       1,000,000         1,072,500
                                                      ------------

TOTAL HOTELS (COST: $2,261,104)                          2,384,051
                                                      ------------

TOTAL CORPORATE BONDS  (COST: $2,261,104)                2,384,051


DISCOUNTED COMMERCIAL PAPER  10.86%
   Household Finance Corp.
   3.80% 7/02/01                       3,348,000         3,347,647
   John Deere Capital Corp.
   3.75% 7/03/01                       4,000,000         3,999,167
   Lasalle National Corp.
   4.03% 7/02/01                       2,630,000         2,629,706
   Lasalle National Corp.
   3.87% 7/05/01                       6,100,000         6,097,377
   Sanitary Paolo US Financial
   3.68% 7/02/01                       4,000,000         3,999,591
                                                      ------------

TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $20,073,488)                                     20,073,488
                                                      ------------


--------------------------------------------------------------------------------
 TOTAL INVESTMENTS  99.92%

 (COST $119,751,893)                                  $184,752,365

 CASH AND OTHER ASSETS, LESS LIABILITIES  0.08%            147,756
                                                      ------------

 NET ASSETS  100.00%                                  $184,900,121
                                                      ============
--------------------------------------------------------------------------------

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.


BURNHAM FUND 18

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS & LIABILITIES
  AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------


ASSETS
   Investments, at value
   (cost: $119,751,893)                               $184,752,365
   Cash in bank                                                996
   Dividends and interest receivable                       124,544
   Receivable for investments sold                       2,609,469
   Receivable for capital shares sold                      427,193
   Prepaid expenses                                         44,766
                                                      ------------
   Total assets                                        187,959,333

LIABILITIES
   Payable for investments purchased                     2,644,476
   Payable for capital shares redeemed                      70,695
   Payable for administration fees1                         21,997
   Payable for investment advisory fees2                   112,720
   Payable for distribution fees and service fees3          43,785
   Accrued expenses and other payables                     165,539
                                                      ------------
   Total liabilities                                     3,059,212
                                                      ------------

NET ASSETS                                            $184,900,121
                                                      ============


ANALYSIS OF NET ASSETS
BY SOURCE:

   Capital paid in                                    $106,108,202
   Undistributed net investment income                     488,037
   Accumulated net realized gain on investments         13,303,410
   Net unrealized appreciation of investments           65,000,472
                                                      ------------
                                                      $184,900,121
                                                      ============


BY SHARE CLASS:

                                                   CAPITAL SHARES8
                 NET ASSETS          NAV4           OUTSTANDING
--------------------------------------------------------------------------------
   Class A:      $176,634,820        $35.41          4,988,834
   Class B:        $8,265,301        $35.88            230,341


--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2001-- UNAUDITED
--------------------------------------------------------------------------------


INVESTMENT INCOME
   Dividends                                            $1,170,174
   Interest                                                613,676
                                                      ------------
   Total income                                          1,783,850

EXPENSES
   Administration fees1                                    135,519
   Investment advisory fees2                               561,232
   Service fees (Class B)3                                   9,183
   Distribution fees (Class A)3                            193,786
   Distribution fees (Class B)3                             27,548
   Transfer agent fees                                      42,616
   Audit and Legal fees                                     36,199
   Reports to shareholders                                  32,232
   Directors' fees and expenses                             27,273
   Custodian fees                                           12,982
   Registration fees and expenses                           29,702
   Fund accounting expenses                                 28,061
   Miscellaneous expenses                                   37,916
                                                      ------------
   Total expenses before recovery                        1,174,249
   Plus voluntary recovery by adviser5                     121,564
                                                      ------------
   Total expenses after recovery                         1,295,813
                                                      ------------

NET INVESTMENT INCOME                                     $488,037
                                                      ------------


NET REALIZED AND UNREALIZED LOSS

ON INVESTMENTS AND PURCHASED OPTIONS

REALIZED GAIN FROM SECURITIES AND
PURCHASED OPTIONS TRANSACTIONS:6

   Proceeds from sales of securities                   $66,523,352
   Cost of securities sold                             (60,190,226)
                                                      ------------
   Net realized gain from securities
   and purchased options transactions                    6,333,126
                                                      ------------

UNREALIZED DEPRECIATION OF INVESTMENTS AND PURCHASED OPTIONS TRANSACTIONS:

   Beginning of period                                  89,140,514
   End of period                                        65,000,472
                                                      ------------
   Unrealized depreciation of investments
   and purchased options transactions                  (24,140,042)
   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND PURCHASED OPTIONS TRANSACTIONS                  (17,806,916)
                                                      ------------


NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                       $(17,318,879)
                                                      ============



THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

                                                                 BURNHAM FUND 19

BURNHAM FUND CONTINUED

--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             FOR THE SIX MONTHS  FOR THE YEAR ENDED
                               ENDED JUNE 30,       DECEMBER 31,
                              2001 (UNAUDITED)          2000
--------------------------------------------------------------------------------

INCREASE/(DECREASE) IN NET ASSETS

FROM OPERATIONS:
   Net investment income            $488,037          $206,066
   Net realized gain from
   securities and purchased
   options transactions            6,333,126        25,255,483
   Unrealized depreciation of
   investments and purchased
   options transactions          (24,140,042)      (21,691,138)
                                ------------      ------------
   Net increase/(decrease)
   in net assets resulting
   from operations               (17,318,879)        3,770,411
                                ------------      ------------


DISTRIBUTIONS TO SHAREHOLDERS7

FROM NET INVESTMENT INCOME:
   Class A shares                         --          (161,841)
                                ------------      ------------


FROM NET REALIZED GAINS FROM SECURITIES
AND PURCHASED OPTIONS TRANSACTIONS:
   Class A shares                         --       (17,924,943)
   Class B shares                         --          (606,624)
                                ------------      ------------

                                          --       (18,531,567)
                                ------------      ------------

   Total distributions
   to shareholders                        --       (18,693,408)
                                ------------      ------------


CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL AT RIGHT)
   Net proceeds from sale
   of shares                      36,043,999        56,235,912
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends              --        16,316,037
                                ------------      ------------

                                  36,043,999        72,551,949
   Cost of shares redeemed       (35,548,476)      (54,097,851)
                                ------------      ------------

   Increase in net assets
   derived from capital share
   transactions                      495,523        18,454,098
                                ------------      ------------

   Increase/(decrease) in net
   assets for the period         (16,823,356)        3,531,101

NET ASSETS
   Beginning of period           201,723,477       198,192,376
                                ------------      ------------

END OF PERIOD                   $184,900,121      $201,723,477
                                ============      ============


UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD               $488,037                --
                                ============      ============


   DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                                     NUMBER
                                    OF SHARES          AMOUNT
--------------------------------------------------------------------------------

   Class A Shares
   SIX MONTHS ENDED 6/30/01 (UNAUDITED)
      Shares sold                    897,977       $32,541,779
      Shares issued for
      reinvestments                       --                --
      Shares redeemed               (936,385)      (33,932,801)
                                ------------      ------------
   NET DECREASE                      (38,408)      $(1,391,022)
                                ============      ============

   YEAR ENDED 12/31/00
      Shares sold                  1,161,974       $52,406,808
      Shares issued for
      reinvestments                  398,468        15,726,255
      Shares redeemed             (1,163,047)      (52,392,489)
                                ------------      ------------
   NET INCREASE                      397,395       $15,740,574
                                ============      ============

   CLASS B SHARES
   SIX MONTHS ENDED 6/30/01 (UNAUDITED)
      Shares sold                     94,987        $3,502,220
      Shares issued for
      reinvestments                       --                --
      Shares redeemed                (46,516)       (1,615,675)
                                ------------      ------------
   NET INCREASE                       48,471        $1,886,545
                                ============      ============

   YEAR ENDED 12/31/00
      Shares sold                     84,521        $3,829,104
      Shares issued for
      reinvestments                   14,694           589,782
      Shares redeemed                (36,908)       (1,705,362)
                                ------------      ------------
   NET INCREASE                       62,307        $2,713,524
                                ============      ============

--------------------------------------------------------------------------------

20 BURNHAM FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

  FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                            FOR THE SIX
                                            MONTHS ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                            UNE 30, 2001   --------------------------------------------
                                            (UNAUDITED)        2000     1999     1998     1997     1996
-------------------------------------------------------------------------------------------------------
 PER SHARE DATA                                                      CLASS A SHARES
 NET ASSET VALUE:
   Beginning of period ($)                      38.70          41.71    34.31    30.04    25.65   23.19

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                  0.10           0.05     0.06     0.25     0.45    0.51
   Net gain/(loss) on securities
   and purchased options (both
   realized and unrealized)                     (3.39)          0.88    10.52     5.97     5.54    3.36
                                                -------------------------------------------------------
   Total from investment operations             (3.29)          0.93    10.58     6.22     5.99    3.87

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                 --             (0.03)   (0.10)   (0.32)   (0.44)  (0.55)
   Distributions from net capital gains
   (from securities and
   options transactions)                        --             (3.91)   (3.08)   (1.63)   (1.16)  (0.86)
                                                -------------------------------------------------------
   Total distributions                          --             (3.94)   (3.18)   (1.95)   (1.60)  (1.41)
                                                -------------------------------------------------------
 NET ASSET VALUE: End of period ($)             35.41          38.70    41.71    34.31    30.04   25.65
                                                =======================================================
 TOTAL RETURN (%)*                              (8.50)          2.07    32.71    22.08    24.74   17.60
                                                -------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $ 000's)                     176,635       194,565  193,092  156,736  136,443 117,426
                                                -------------------------------------------------------
 Ratio of total expenses after
 reimbursement/recovery to
 average net assets (%)5                         1.36(DAGGER)   1.34     1.34     1.30     1.11    1.29
                                                -------------------------------------------------------
 Ratio of total expenses before
 reimbursement to
 average net assets (%)5                        --              1.39     1.44     1.32    --      --
                                                -------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)                          0.55(DAGGER)   0.12     0.12     0.80     1.61    2.08
                                                -------------------------------------------------------
 Portfolio turnover rate (%)                    39.0            49.6     42.2     54.7     59.4    61.5
                                                -------------------------------------------------------


                                             FOR THE SIX
                                             MONTHS ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2001      ----------------------------------------
                                             (UNAUDITED)       2000     1999     1998     1997    1996
-------------------------------------------------------------------------------------------------------
 PER SHARE DATA                                                  CLASS B SHARES
 NET ASSET VALUE:
   Beginning of period ($)                      39.36          42.66    35.21    30.75    26.31   23.45

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                 (0.04)         (0.23)   (0.17)    0.03     0.13    0.21
   Net gain/(loss) on securities
   and purchased options (both
   realized and unrealized)                     (3.44)          0.84    10.70     6.12     5.75    3.69
                                                -------------------------------------------------------
   Total from investment operations             (3.48)          0.61    10.53     6.15     5.88    3.90

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                    --             --       --    (0.06)   (0.28)  (0.18)
   Distributions from net capital gains
   (from securities and
   options transactions)                           --          (3.91)   (3.08)   (1.63)   (1.16)  (0.86)
                                                -------------------------------------------------------
   Total distributions                             --          (3.91)   (3.08)   (1.69)   (1.44)  (1.04)
                                                -------------------------------------------------------
 NET ASSET VALUE: End of period ($)             35.88          39.36    42.66    35.21    30.75   26.31
                                                =======================================================
 TOTAL RETURN (%)*                              (8.87)          1.26    31.60    21.16    23.60   17.34
                                                -------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $ 000's)                     8,265          7,158    5,101    2,408    1,612   1,039
                                                -------------------------------------------------------
 Ratio of total expenses after
 reimbursement/recovery to
 average net assets (%)5                         2.14(DAGGER)   2.09     2.09     2.08     2.05    2.07
                                                -------------------------------------------------------
 Ratio of total expenses before
 reimbursement to
 average net assets (%)5                           --           2.14     2.20     2.18       --      --
                                                -------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)                         (0.23)(DAGGER) (0.63)   (0.63)    0.03     0.66    1.29
                                                -------------------------------------------------------
 Portfolio turnover rate (%)                     39.0           49.6     42.2     54.7     59.4    61.5
                                                -------------------------------------------------------


* TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIOD 1/01/01 TO 6/30/01. THE TOTAL RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES. TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.

(DAGGER) ANNUALIZED.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

                                                                BURNHAM FUND 21

BURNHAM
DOW 30SM FOCUSED FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------


                                         SHARES           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  98.78%
(PERCENTAGE OF NET ASSETS)

Consumer Cyclicals  2.05%
AUTO PARTS AND EQUIPMENT  2.05%
   Goodyear Tire & Rubber Co.                500           $14,000
                                                      ------------
TOTAL CONSUMER CYCLICALS (COST: $21,592)                    14,000
                                                      ------------

Consumer Staples  1.32%
FOOD AND BEVERAGE PRODUCTS  1.32%
   Coca-Cola Co.                             200             9,000
                                                      ------------
TOTAL CONSUMER STAPLES (COST: $11,450)                       9,000
                                                      ------------

Energy  6.62%
OIL REFINING  6.62%
   Chevron Corp.                             500            45,250
                                                      ------------
TOTAL ENERGY (COST: $44,030)                                45,250
                                                      ------------

Industrial Cyclicals  5.28%
CHEMICALS  3.91%
   The Dow Chemical Co.                      805            26,766
                                                      ------------

PHOTO EQUIPMENT AND SUPPLIES  1.37%

   Eastman Kodak Co.                         200             9,336
                                                      ------------
TOTAL INDUSTRIAL CYCLICALS (COST: $42,467)                  36,102
                                                      ------------

Retail  3.09%
RETAIL STORES  3.09%

   Sears, Roebuck & Co.                      500            21,155
                                                      ------------
TOTAL RETAIL (COST: $13,811)                                21,155
                                                      ------------

Services  1.17%
TELECOMMUNICATION SERVICES  1.17%

   SBC Communications Inc.                   200             8,012
                                                      ------------
TOTAL SERVICES (COST: $8,887)                                8,012
                                                      ------------

Unit Investment Trusts  79.25%
UNIT INVESTMENT TRUSTS  79.25%

   DIAMONDS Trust Unit Series 1            5,150           541,986
                                                      ------------
TOTAL UNIT INVESTMENT TRUSTS (COST: $561,566)              541,986
                                                      ------------

TOTAL COMMON STOCKS  (COST: $703,803)                      675,505
                                                      ------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS  98.78%

 (COST $703,803)                                          $675,505

 CASH AND OTHER ASSETS, LESS LIABILITIES  1.22%              8,368
                                                      ------------
 NET ASSETS  100.00%                                      $683,873
                                                      ============
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  STATEMENT OF ASSETS & LIABILITIES
  AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------

ASSETS

   Investments, at value

   (cost: $703,803)                                       $675,505
   Cash in bank                                             22,563
   Dividends and interest receivable                         1,114
   Receivable from investment adviser                        7,858
   Prepaid expenses                                          8,067
                                                      ------------
   Total assets                                            715,107

LIABILITIES

   Payable for transfer agency fees                          5,216
   Payable for administration fees2                             88
   Payable for fund accounting fees                          6,349
   Payable for investment advisory fees3                       322
   Payable for distribution fees4                              134
   Accrued expenses and other payables                      19,125
                                                      ------------
   Total liabilities                                        31,234
                                                      ------------

NET ASSETS                                                $683,873
                                                      ------------


ANALYSIS OF NET ASSETS
BY SOURCE:

   Capital paid in                                        $711,751
   Undistributed net investment income                       1,722
   Accumulated net realized loss on investments             (1,302)
   Net unrealized depreciation of investments              (28,298)
                                                      ------------

                                                          $683,873
                                                      ------------


BY NUMBER OF SHARES:

                                                   CAPITAL SHARES8
 NET ASSETS                 NAV                     OUTSTANDING
--------------------------------------------------------------------------------
 $683,873                  $9.58                       71,376


   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

   THE TAX COST OF THE FUND AT JUNE 30, 2001, BASED ON SECURITIES OWNED, WAS $703,803. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $8,564 AND ($36,862), RESPECTIVELY.


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

22  DOW 30SM FOCUSED FUND

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2001-- UNAUDITED
--------------------------------------------------------------------------------




INVESTMENT INCOME
   Dividends                                                $4,475
   Interest                                                    122
                                                      ------------
   Total income                                              4,597

EXPENSES
   Administration fees2                                        359
   Investment advisory fees3                                 1,438
   Distribution fees4                                          599
   Transfer agent fees                                      13,609
   Audit and Legal fees                                      9,966
   Directors' fees and expenses                                 47
   Registration fees and expenses                            4,149
   Insurance expenses                                           29
   Fund accounting expenses                                 17,852
   Miscellaneous expenses                                      206
                                                      ------------
   Total expenses before reimbursement                      48,254
   Less voluntary reimbursement by adviser5                (45,379)
                                                      ------------
   Total expenses after reimbursement                        2,875
                                                      ------------

NET INVESTMENT INCOME                                       $1,722
                                                      ------------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS

REALIZED LOSS FROM SECURITIES TRANSACTIONS:6
   Proceeds from sales of securities                           $16
   Cost of securities sold                                     (19)
                                                      ------------
   Net realized loss from securities
   transactions                                                 (3)
UNREALIZED DEPRECIATION OF INVESTMENTS:
   Beginning of period                                     (21,942)
   End of period                                           (28,298)
                                                      ------------
   Unrealized depreciation of investments                   (6,356)
   Net realized and unrealized loss
   on investments                                           (6,359)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                  $(4,637)
                                                      ------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                               FOR THE SIX MONTHS   FOR THE YEAR ENDED
                                  ENDED JUNE 30,        DECEMBER 31,
                                 2001 (UNAUDITED)          2000
--------------------------------------------------------------------------------


INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                  $1,722            $2,996
   Net realized gain/(loss) from
   securities transactions                    (3)              493
   Unrealized depreciation
   of investments                         (6,356)          (38,693)
                                    ------------      ------------

   Net decrease in
   net assets resulting
   from operations                        (4,637)          (35,204)
                                    ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS7
   From net investment
   income                                     --            (3,000)
                                    ------------      ------------
   Total distributions
   to shareholders                            --            (3,000)
                                    ------------      ------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL BELOW)

   Net proceeds from sale
   of shares                             282,509            60,073
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends                  --             2,999
                                    ------------      ------------

                                         282,509            63,072
   Cost of shares redeemed               (55,961)          (90,043)
                                    ------------      ------------

   Increase/(decrease) in
   net assets derived from
   capital share transactions            226,548           (26,971)
                                    ------------      ------------

   Increase/(decrease) in

   net assets for the period             221,911           (65,175)
NET ASSETS

   Beginning of period                   461,962           527,137
                                    ------------      ------------

END OF PERIOD                           $683,873          $461,962
                                    ------------      ------------


UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD                     $1,722                --
                                    ============      ============



--------------------------------------------------------------------------------
   DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                                       NUMBER
                                     OF SHARES          AMOUNT
--------------------------------------------------------------------------------

   SIX MONTHS ENDED 6/30/01 (UNAUDITED)

      Shares sold                         28,500          $282,509
      Shares issued for reinvestments         --                --
      Shares redeemed                     (5,809)          (55,961)
                                    ------------      ------------
   NET INCREASE                           22,691          $226,548
                                    ============      ============

   YEAR ENDED 12/31/00

      Shares sold                          6,461           $60,073
      Shares issued for reinvestments        312             2,999
      Shares redeemed                     (9,418)          (90,043)
                                    ------------      ------------
   NET DECREASE                           (2,645)         $(26,971)
                                    ============      ============
--------------------------------------------------------------------------------

* BURNHAM DOW30SM FOCUSED FUND COMMENCED OPERATIONS ON MAY 3, 1999.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.

                                                        DOW 30SM FOCUSED FUND 23

BURNHAM DOW 30SM FOCUSED FUND CONTINUED

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                             FOR THE SIX       FOR THE          FOR THE
                                            MONTHS ENDED      YEAR ENDED      PERIOD ENDED
                                            JUNE 30, 2001     DECEMBER 31,    DECEMBER 31,
                                             (UNAUDITED)         2000            1999*
-----------------------------------------------------------------------------------------------

 PER SHARE DATA
 NET ASSET VALUE:
   Beginning of period ($)                       9.49            10.27            10.00


 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.02             0.06             0.05
   Net gain/(loss) on securities
   (both realized and unrealized)                0.07            (0.78)            0.27
                                    -----------------------------------------------------------
   Total from investment operations              0.09            (0.72)            0.32


 LESS DISTRIBUTIONS:
    Dividends
   (from net investment income)                 --               (0.06)           (0.05)
    Distributions from capital gains
   (from securities transactions)               --                  --               --
                                    -----------------------------------------------------------
   Total distributions                          --               (0.06)           (0.05)
                                    -----------------------------------------------------------
 NET ASSET VALUE: End of period ($)              9.58             9.49            10.27
                                    -----------------------------------------------------------
 TOTAL RETURN (%)**                              0.95            (7.01)            3.22
                                    -----------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $ 000's)                      684               462              527
                                    -----------------------------------------------------------
 Ratio of total expenses after
 reimbursement to average
 net assets (%)5                                 1.20(DAGGER)     1.20             1.20(DAGGER)
                                    -----------------------------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)5                                20.11(DAGGER)    23.56            19.89(DAGGER)
                                    -----------------------------------------------------------
 Ratio of net income to average
 net assets (%)                                  0.72(DAGGER)     0.60             0.67(DAGGER)
                                    -----------------------------------------------------------
 Portfolio turnover rate (%)                     0.0               2.3             23.7
                                    -----------------------------------------------------------

*      BURNHAM DOW 30SM FOCUSED FUND COMMENCED OPERATIONS ON MAY 3, 1999.

**     TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 1/01/01 - 6/30/01 OR 5/03/99 - 12/31/99. TOTAL
       RETURN ASSUMES DIVIDEND REINVESTMENT AND WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE
       WAIVER.

(DAGGER) ANNUALIZED.


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 38.


24 DOW 30SM FOCUSED FUND

BURNHAM FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------

o INDICATES SECURITIES THAT DO
  NOT PRODUCE INCOME.                      SHARES         VALUE
--------------------------------------------------------------------------------


COMMON STOCKS  93.90%
(PERCENTAGE OF NET ASSETS)

Banks  34.63%
BANKS -- MAJOR REGIONAL  12.58%
   Bank of New York Co., Inc.8            10,000          $480,000
   FleetBoston Financial Corp.8            4,000           157,800
   Sovereign Bancorp, Inc.8               10,000           130,000
   U.S. Bancorp8                          25,000           569,750
   Wachovia Corp.8                         3,000           213,450
   Wells Fargo & Co.8                     15,000           696,450
   Zions Bancorporation8                  10,000           590,000
                                                      ------------
                                                         2,837,450
                                                      ------------

BANKS -- REGIONAL  22.05%
   Bancorp Connecticut Inc.                7,000           126,840
   Bay View Capital Corp.8                50,000           374,000
   Coastal Bancorp, Inc.                   5,000           159,800
   First Commonwealth Financial Corp.      2,000            30,000
   First Tennessee National Corp.8         5,000           173,550
   Gold Banc Corp. Inc.                   40,000           309,600
 o Hawthorne Financial Corp.              20,000           363,000
   Interchange Financial Service          12,000           210,000
   Lawrence Savings Bank                  30,000           391,200
   MutualFirst Financial Inc.             45,000           652,500
   National Commerce Financial Corp.8     20,000           487,400
   North Valley Bancorp                    5,000            70,500
   Pacific Century Financial Corp.8       10,000           257,900
   Pacific Crest Capital, Inc.            10,000           198,000
   Port Financial Corp.                    8,000           162,000
   R&G Financial Corp. - Class B          30,000           481,500
 o Silicon Valley Bancshares              15,000           330,000
   W Holding Co., Inc.                    15,000           195,000
                                                      ------------
                                                         4,972,790
                                                      ------------
TOTAL BANKS (COST: $7,313,112)                           7,810,240
                                                      ------------

Financial Services Companies  24.29%
DIVERSIFIED FINANCIAL SERVICES  4.17%
   Ambac Financial Group Inc.8            10,500           611,100
   PNC Financial Services Group8           5,000           328,950
                                                      ------------
                                                           940,050
                                                      ------------

INSURANCE  17.09%
   Allstate Corp.8                        10,000           439,900
   Fidelity National Financial, Inc.8      5,000           122,850
   John Hancock Financial
   Services, Inc.8                        15,000           603,900
   LandAmerica Financial Group, Inc.8     20,000           637,000



                                         SHARES           VALUE
--------------------------------------------------------------------------------

INSURANCE  (CONTINUED)
   MetLife, Inc.8                         10,000          $309,800
 o Odyssey Re Holdings Corp.               2,500            45,175
 o The Phoenix Cos., Inc.                 40,000           744,000
   SAFECO Corp.8                          14,000           413,000
 o Willis Group Holdings Ltd.             30,300           537,825
                                                         3,853,450
                                                      ------------

INVESTMENT BANKING / BROKERAGE  3.03%
   Countrywide Credit Industries Inc.      2,000            91,760
   Merrill Lynch & Co., Inc.8             10,000           592,500
                                                      ------------
                                                           684,260
                                                      ------------
TOTAL FINANCIAL SERVICES COMPANIES
(COST: $5,259,460)                                       5,477,760
                                                      ------------

Real Estate Investment Trusts  5.42%
REAL ESTATE INVESTMENT TRUSTS  5.42%
   Annaly Mortgage Management, Inc.       80,000         1,096,800
 o CRIIMI MAE Inc.                       200,000           124,000
                                                         1,220,800
                                                      ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST: $1,137,730)                                       1,220,800
                                                      ------------

Savings and Loan Companies  29.56%
SAVINGS AND LOAN COMPANIES --
MAJOR REGIONAL  11.03%
   Astoria Financial Corp.8                7,000           385,000
   Berkshire Hills Bancorp, Inc.          65,000         1,111,500
   Golden State Bancorp Inc., Co.8        20,000           616,000
   Richmond County Financial Corp.        10,000           375,200
                                                      ------------
                                                         2,487,700
                                                      ------------

SAVINGS AND  LOAN COMPANIES --
REGIONAL  18.53%
   Alliance Bancorp New England Inc.      24,500           306,250
 o Citizens First Bancorp, Inc.           10,000           146,500
   Downey Financial Corp.                 10,000           472,600
   EverTrust Financial Group Inc.          2,500            36,025
   Finger Lakes Bancorp, Inc.             75,000           757,500
   First Essex Bancorp, Inc.               6,500           160,680
   Flagstar Bancorp, Inc.                 15,000           313,500
   New York Community Bancorp Inc.8       30,000         1,129,500
   Pamrapo Bancorp, Inc.                  21,000           509,250
 o Security Financial Bancorp, Inc.       20,000           347,400
                                                      ------------
                                                         4,179,205
                                                      ------------
TOTAL SAVINGS & LOAN COMPANIES
(COST: $5,941,643)                                       6,666,905
                                                      ------------

TOTAL COMMON STOCKS  (COST: $19,651,945)                21,175,705
                                                      ------------



THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

                                                      FINANCIAL SERVICES FUND 25

BURNHAM FINANCIAL SERVICES FUND CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS CONTINUED
AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------



                                         SHARES           VALUE
--------------------------------------------------------------------------------


WARRANTS  0.01%
 o Dime Bancorp Incorporated
   Litigation Tracking Warrants           10,000             2,800
                                                      ------------
TOTAL WARRANTS  (COST: $2,095)                               2,800
                                                      ------------

                                          FACE
                                          VALUE
                                       -----------

DISCOUNTED COMMERCIAL PAPER  7.09%
   Lasalle National Corp.
   3.87% 7/05/01                    $800,000           799,656
   Sanitary Paolo Intl US Financial Co.
   4.00% 7/03/01                     800,000           799,822
                                                      ------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $1,599,478)                                   1,599,478
                                                      ------------


CONVERTIBLE PREFERRED STOCK  0.78%
   CRIIMI MAE, Inc., Series B,
   10.875%                            11,000           176,440
                                                      ------------
TOTAL CONVERTIBLE PREFERRED STOCK
(COST: $240,392)                                       176,440
                                                      ------------


PREFERRED STOCK  1.12%
   UBS Preferred Funding Trust III
   Series 7.25%                       10,000           251,500
                                                      ------------
TOTAL PREFERRED STOCK  (COST: $250,000)                251,500
                                                      ------------

                                       NUMBER OF
                                       CONTRACTS
                                     -------------

CALL OPTIONS WRITTEN  (1.80)%
   Allstate Corp. Calls
   @ 45 Due Jul 01                        40            (2,500)
   @ 42.50 Due Oct 01                     20            (7,500)
   @ 45 Due Oct 01                        20            (4,700)
   @ 50 Due Jan 02                        20            (3,450)
 Ambac Financial Group Inc. Calls
   @ 60 Due Jul 01                        20            (1,950)
   @ 65 Due Aug 01                        20            (1,450)
   @ 60 Due Nov 01                        20            (8,200)
   @ 65 Due Nov 01                        40           (10,000)
 Astoria Financial Corp. Calls
   @ 60 Due Jul 01                        20              (700)
   @ 60 Due Oct 01                        30            (7,350)
   @ 65 Due Jan 02                        20            (3,550)
 Bank of New York Co., Inc. Calls
   @ 50 Due Jul 01                        50            (4,375)

                                       NUMBER
                                     CONTRACTS          AMOUNT
--------------------------------------------------------------------------------

 Bay View Capital Corp. Calls

   @ 7.5 Due Aug 01                      100           $(5,750)
   @ 7.5 Due Nov 01                      150           (12,750)
   @ 10 Due Nov 01                       100            (2,250)
 Countrywide Credit Industries Inc. Call
   @ 45 Due Jul 01                        20            (3,750)
 Fidelity National Financial, Inc. Calls
   @ 25 Due Jul 01                        30            (2,775)
   @ 30 Due Jan 02                        20            (3,150)
 First Tennessee National Corp. Calls
   @ 40 Due Nov 01                        30            (1,425)
 FleetBoston Financial Corp. Calls
   @ 40 Due Aug 01                        20            (3,250)
 FleetBoston Financial Corp. Calls
   @ 45 Due Oct 01                        20            (1,850)
 Golden State Bancorp Inc., Co. Calls
   @ 30 Due Jul 01                        50            (6,000)
   @ 35 Due Jul 01                        40              (900)
   @ 35 Due Oct 01                        20              (650)
   @ 35 Due Jan 02                        50            (4,125)
 John Hancock Financial Services, Inc. Calls
   @ 40 Due Sep 01                        30            (8,250)
   @ 45 Due Sep 01                        10              (800)
   @ 40 Due Dec 01                        50           (19,250)
   @ 45 Due Dec 01                        30            (5,250)
   @ 50 Due Dec 01                        20            (1,500)
 LandAmerica Financial Group, Inc. Calls
   @ 30 Due Jul 01                        20            (5,000)
   @ 35 Due Aug 01                        30            (2,175)
   @ 30 Due Sep 01                        20            (7,400)
   @ 35 Due Sep 01                        50            (6,375)
   @ 35 Due Dec 01                        50           (12,000)
 Merrill Lynch & Co., Inc. Calls
   @ 65 Due Jul 01                        20              (750)
   @ 70 Due Aug 01                        20              (850)
   @ 60 Due Oct 01                        20           (10,200)
   @ 70 Due Jan 02                        20            (6,700)
 MetLife, Inc. Calls
   @ 30 Due Sep 01                        20            (4,500)
   @ 35 Due Sep 01                        20            (1,300)
   @ 30 Due Dec 01                        30            (9,150)
   @ 35 Due Dec 01                        30            (3,000)
 National Commerce Financial Corp. Calls
   @ 25 Due Jul 01                        30            (1,350)
   @ 25 Due Oct 01                        50            (7,625)
   @ 27.5 Due Jan 02                      30            (3,075)



THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

26 FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS CONTINUED
AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------

                                       NUMBER
                                    OF CONTRACTS         VALUE
--------------------------------------------------------------------------------


CALL OPTIONS WRITTEN  CONTINUED

 New York Community Bancorp Inc. Calls
   @ 35 Due Jul 01                            50          $(12,500)
   @ 35 Due Oct 01                            50           (18,000)
   @ 40 Due Oct 01                            50            (6,500)
   @ 40 Due Jan 02                            50           (10,500)
 Pacific Century Financial Corp. Calls
   @ 25 Due Jul 01                            50            (5,375)
   @ 30 Due Feb 02                            50            (5,875)
 PNC Financial Services Group Calls
   @ 70 Due Jan 02                            30           (13,200)
   @ 75 Due Jan 02                            20            (5,400)
 SAFECO Corp. Calls
   @ 30 Due Aug 01                            60            (7,650)
   @ 30 Due Jan 02                            20            (6,000)
   @ 35 Due Jan 02                            30            (3,600)
   @ 40 Due Jan 02                            30            (1,125)
 Silicon Valley Bancshares Calls
   @ 30 Due Aug 01                            20              (450)
   @ 35 Due Aug 01                            30              (675)
   @ 22.5 Due Nov 01                          30            (7,800)
   @ 30 Due Nov 01                            20              (950)
   @ 35 Due Nov 01                            30              (525)
   @ 30 Due Feb 02                            20            (2,550)
 Sovereign Bancorp Inc., Calls
   @ 12.5 Due Oct 01                         100           (15,000)
 U.S. Bancorp Calls
   @ 22.5 Due Jul 01                          50            (3,750)
   @ 25 Due Sep 01                            25            (1,250)
   @ 22.5 Due Dec 01                          20            (4,150)
   @ 25 Due Dec 01                           100           (10,000)
 Wachovia Corp. Calls
   @ 70 Due Jul 01                            20            (3,950)
   @ 70 Due Oct 01                            10            (4,400)
 Wells Fargo & Co. Calls
   @ 45 Due Jul 01                            50           (10,000)
   @ 45 Due Oct 01                            20            (7,600)
   @ 50 Due Oct 01                            50            (6,125)
   @ 50 Due Jan 02                            30            (6,825)
 Zions Bancorporation Calls
   @ 60 Due Jul 01                            50            (3,375)
                                                      ------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $397,054)                             (405,950)
                                                      ------------



                                                         VALUE
--------------------------------------------------------------------------------



 TOTAL INVESTMENTS  102.9%
 (COST $21,743,910)                                    $23,205,923

 CALL OPTIONS WRITTEN (1.80)%
 (PREMIUMS RECEIVED $397,054)                             (405,950)

 LIABILITIES, LESS CASH AND OTHER ASSETS  (1.10)%         (248,198)
                                                      ------------
 NET ASSETS  100.00%                                   $22,551,775
                                                      ============

--------------------------------------------------------------------------------



   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
   THE TAX COST OF THE FUND AT JUNE 30, 2001, BASED ON SECURITIES OWNED, WAS $21,743,910. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $1,808,846 AND ($346,833), RESPECTIVELY.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

                                                      FINANCIAL SERVICES FUND 27

BURNHAM FINANCIAL SERVICES FUND CONTINUED

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------


ASSETS
   Investments, at value
   (cost: $21,743,910)                                 $23,205,923
   Cash in bank                                              3,223
   Dividends and interest receivable                        10,770
   Receivable for investments sold                       1,350,768
   Receivable from investment adviser                        3,929
   Receivable for capital shares sold                    1,262,755
   Prepaid expenses                                         14,082
                                                      ------------
   Total assets                                         25,851,450

LIABILITIES
   Payable for options written
   (premiums received $397,054)6                           405,950
   Payable for capital shares purchased                     19,593
   Payable for investments purchased                     2,833,307
   Payable for fund accounting fees                          6,375
   Payable for administration fees1                          1,844
   Payable for investment advisory fees2                     9,173
   Payable for distribution fees and service fees3           3,800
   Accrued expenses and other payables                      19,633
                                                      ------------
   Total liabilities                                     3,299,675
                                                      ------------

NET ASSETS                                             $22,551,775
                                                      ============


ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                     $18,434,429
   Undistributed net investment income                      98,511
   Accumulated net realized gain on investments          2,565,718
   Net unrealized appreciation of investments
   and written options                                   1,453,117
                                                      ------------

                                                       $22,551,775
                                                      ============


BY SHARE CLASS:

                                                  CAPITAL SHARES9
                 NET ASSETS          NAV4           OUTSTANDING
--------------------------------------------------------------------------------
   Class A:       $20,964,120        $17.38          1,206,121
   Class B:        $1,587,655        $17.18             92,389


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001-- UNAUDITED
--------------------------------------------------------------------------------


INVESTMENT INCOME
   Dividends                                              $178,903
   Interest                                                  6,538
                                                      ------------
   Total income                                            185,441

EXPENSES
   Administration fees1                                      7,929
   Investment advisory fees2                                39,644
   Service fees (Class B)3                                     579
   Distribution fees (Class A)3                             12,646
   Distribution fees (Class B)3                              1,744
   Transfer agent fees                                      13,515
   Audit and Legal fees                                     10,264
   Reports to shareholders                                     595
   Directors' fees and expenses                                248
   Custodian fees                                            7,502
   Registration fees and expenses                            1,972
   Fund accounting expenses                                 17,852
   Prepaid expenses                                          5,565
   Miscellaneous expenses                                      516
                                                      ------------
   Total expenses before reimbursement                     120,571
   Less voluntary reimbursement by adviser5                (33,641)
                                                      ------------
   Total expenses after reimbursement                       86,930
                                                      ------------

NET INVESTMENT INCOME                                      $98,511
                                                      ------------


NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND WRITTEN OPTIONS

REALIZED GAIN FROM SECURITIES AND
WRITTEN OPTIONS TRANSACTIONS:6

   Proceeds from sales of securities                   $40,062,166
   Cost of securities sold                             (38,075,205)
   Realized gain from options transactions6                159,981
                                                      ------------
   Net realized gain from securities and
   written options transactions                          2,146,942
                                                      ------------
UNREALIZED APPRECIATION OF INVESTMENTS
AND WRITTEN OPTIONS TRANSACTIONS:
   Beginning of period                                   1,256,388
   End of period                                         1,453,117
                                                      ------------
   Unrealized appreciation of investments
   and written options transactions                        196,729
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND WRITTEN OPTIONS TRANSACTIONS                      2,343,671
                                                      ------------


NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               $2,442,182
                                                      ============

28 FINANCIAL SERVICES FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                FOR THE SIX MONTHS  FOR THE YEAR ENDED
                                  ENDED JUNE 30,       DECEMBER 31,
                                 2001 (UNAUDITED)          2000
--------------------------------------------------------------------------------



INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income                 $98,511           $35,701
   Net realized gain from
 securities and written
 options transactions                  2,146,942           860,234
   Unrealized appreciation
   of investments and written
   options transactions                  196,729         1,296,440
                                    ------------      ------------
   Net increase in net
   assets resulting
   from operations                     2,442,182         2,192,375
                                    ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS7

FROM NET INVESTMENT INCOME:
   Class A shares                             --           (35,926)
                                    ------------      ------------

FROM REALIZED GAINS FROM
SECURITIES TRANSACTIONS:
   Class A shares                             --          (434,915)
   Class B shares                             --            (6,630)
                                    ------------      ------------
                                              --          (441,545)
                                    ------------      ------------
   Total distributions
   to shareholders                            --          (477,471)
                                    ------------      ------------
CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL AT RIGHT)
   Net proceeds from sale
   of shares                          14,080,364         3,994,127
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends                  --           475,233
                                    ------------      ------------
                                      14,080,364         4,469,360
   Cost of shares redeemed            (2,050,620)       (1,142,863)
                                    ------------      ------------
   Increase in net assets
   derived from capital
   share transactions                 12,029,744         3,326,497
                                    ------------      ------------
   Increase in net assets for
   the period                         14,471,926         5,041,401

NET ASSETS
   Beginning of period                 8,079,849         3,038,448
                                    ------------      ------------
END OF PERIOD                        $22,551,775        $8,079,849
                                    ============      ============
UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD                     98,511                --
                                    ============      ============

================================================================================
   DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------


                                NUMBER OF SHARES       AMOUNT
--------------------------------------------------------------------------------

   CLASS A SHARES
   SIX MONTHS ENDED 6/30/01 (UNAUDITED)
      Shares sold                        749,150       $12,408,768
      Shares issued for reinvestments         --                --
      Shares redeemed                   (114,920)       (1,737,231)
                                    ------------      ------------
   NET INCREASE                          634,230       $10,671,537
                                    ============      ============

   YEAR ENDED 12/31/00
      Shares sold                        341,889        $3,966,827
      Shares issued for reinvestments     37,745           468,603
      Shares redeemed                   (112,557)       (1,142,863)
                                    ------------      ------------
   NET INCREASE                          267,077        $3,292,567
                                    ============      ============
   CLASS B SHARES
   SIX MONTHS ENDED 6/30/01 (UNAUDITED)
      Shares sold                        105,099        $1,671,596
      Shares issued for reinvestments         --                --
      Shares redeemed                    (21,077)         (313,389)
                                    ------------      ------------
   NET INCREASE                           84,022        $1,358,207
                                    ============      ============

   YEAR ENDED 12/31/00
      Shares sold                          2,130           $27,300
      Shares issued for reinvestments        545             6,630
      Shares redeemed                         --                --
                                    ------------      ------------
   NET INCREASE                            2,675           $33,930
                                    ============      ============

* BURNHAM FINANCIAL SERVICES FOCUSED FUND COMMENCED OPERATIONS ON JUNE 7, 1999.

================================================================================

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

                                                      FINANCIAL SERVICES FUND 29

BURNHAM FINANCIAL SERVICES FUND CONTINUED

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                           FOR THE SIX                       FOR THE       FOR THE
                                          MONTHS ENDED                     YEAR ENDED    PERIOD ENDED
                                          JUNE 30, 2001                    DECEMBER 31,   DECEMBER 31,
                                          (UNAUDITED)++                       2000          1999*
--------------------------------------------------------------------------------------------------------
 PER SHARE DATA                                                   CLASS A SHARES
 NET ASSET VALUE:
   Beginning of period ($)                    13.93                           9.79           10.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                0.14                           0.06            0.02
   Net gain/(loss) on securities and
   options (both realized and unrealized)      3.31                           4.99           (0.21)
   Total from investment operations            3.45                           5.05           (0.19)

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                  --                          (0.06)          (0.02)
   Distributions from capital gains
   (from securities and
   options transactions)                         --                          (0.85)             --
                                      ------------------------------------------------------------------
   Total distributions                           --                          (0.91)          (0.02)
                                      ------------------------------------------------------------------
 NET ASSET VALUE: End of period ($)           17.38                          13.93            9.79
                                      ==================================================================
 TOTAL RETURN (%)**                           24.77                          52.78           (1.90)
                                      ------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA

 Net assets,
 end of period (in $ 000's)                  20,964                          7,964           2,983
                                      ------------------------------------------------------------------
 Ratio of total expenses after
 reimbursement to average
 net assets (%)5                               1.60(DAGGER)(DAGGER)           1.60            1.60(DAGGER)(DAGGER)
                                      ------------------------------------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)5                               2.23(DAGGER)(DAGGER)           4.16            7.42(DAGGER)(DAGGER)
                                      ------------------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)                        1.88(DAGGER)(DAGGER)           0.81            0.69(DAGGER)(DAGGER)
                                      ------------------------------------------------------------------
 Portfolio turnover rate (%)                  216.8                          327.5            89.6
                                      ------------------------------------------------------------------


                                            FOR THE SIX              FOR THE         FOR THE
                                           MONTHS ENDED             YEAR ENDED     PERIOD ENDED
                                           JUNE 30, 2001            DECEMBER 31,   DECEMBER 31,
                                           (UNAUDITED)++               2000           1999*
-------------------------------------------------------------------------------------------------
 PER SHARE DATA                                                CLASS B SHARES
 NET ASSET VALUE:
   Beginning of period ($)                     13.82                    9.75          10.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                0.07                     0.01          (0.00)(DAGGER)
   Net gain/(loss) on securities and
   options (both realized and unrealized)      3.29                     4.91          (0.25)
   Total from investment operations            3.36                     4.92          (0.25)

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                  --                       --             --
   Distributions from capital gains
   (from securities and
   options transactions)                         --                    (0.85)            --
                                      -----------------------------------------------------------
   Total distributions                           --                    (0.85)            --
                                      -----------------------------------------------------------
 NET ASSET VALUE: End of period ($)           17.18                    13.82           9.75
                                      ===========================================================
 TOTAL RETURN (%)**                           24.31                    51.62          (2.50)
                                      -----------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA

 Net assets,
 end of period (in $ 000's)                   1,588                      116             56
                                      -----------------------------------------------------------
 Ratio of total expenses after
 reimbursement to average
 net assets (%)5                               2.34(DAGGER)(DAGGER)     2.35           2.35(DAGGER)(DAGGER)
                                      -----------------------------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)5                               2.97(DAGGER)(DAGGER)     4.91           8.17(DAGGER)(DAGGER)
                                      -----------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)                        1.14(DAGGER)(DAGGER)     0.06          (0.06)(DAGGER)(DAGGER)
                                      -----------------------------------------------------------
 Portfolio turnover rate (%)                  216.8                    327.5           89.6
                                      -----------------------------------------------------------



*        BURNHAM FINANCIAL SERVICES FUND COMMENCED OPERATIONS ON JUNE 7, 1999.

**       TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 1/01/01 - 6/30/01 OR 6/07/99 - 12/31/99.
         TOTAL RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES
         CHARGES. TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.

(DAGGER) LESS THAN ($0.01) PER SHARE.

(DAGGER)(DAGGER) ANNUALIZED.

++       PER SHARE VALUES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

30 FINANCIAL SERVICES FUND

BURNHAM MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------

                                        FACE          AMORTIZED
                                        VALUE           COST
--------------------------------------------------------------------------------


SHORT-TERM INSTRUMENTS  99.56%
(PERCENTAGE OF NET ASSETS)

DISCOUNTED COMMERCIAL PAPER  22.33%
   Abbey National North America
   3.93% 9/19/01                      $2,000,000        $1,982,533
   Lexington Parker Capital
   5.24% 7/25/01                       2,000,000         1,993,020
   Long Lane Master Trust IV, Series A
   (Guaranteed by Fleet Bank)
   3.98% 11/15/01                      2,000,000         1,969,708
   Market Street Funding
   4.00% 7/03/01                       3,000,000         2,999,333
   Sigma Finance Corp.
   3.85% 11/08/01                      2,000,000         1,972,195
   Yorkshire Building Society
   4.30% 7/19/01                       2,000,000         1,995,700
                                                      ------------

TOTAL DISCOUNTED COMMERCIAL PAPER
(COST $12,912,489)                                      12,912,489
                                                      ------------

FOREIGN DISCOUNTED COMMERCIAL PAPER   13.75%
   Ford Credit Europe PLC
   3.90% 8/10/01                       3,000,000         2,987,000
   Halifax Building Society
   3.95% 9/19/01                       2,000,000         1,982,445
   Statens Bostadsfinansieringsaktiebola
   3.98% 8/24/01                       3,000,000         2,982,090
                                                      ------------

TOTAL FOREIGN DISCOUNTED COMMERCIAL PAPER
(COST $7,951,535)                                        7,951,535
                                                      ------------

DISCOUNTED MASTER NOTES  3.46%
   General Motors Acceptance Corp.,
   (LOC: GMAC Mortgage Corp.)
   4.07% 7/02/01                       2,000,000         1,999,774
                                                      ------------

TOTAL DISCOUNTED MASTER NOTES
(COST $1,999,774)                                        1,999,774
                                                      ------------

LETTER OF CREDIT COMMERCIAL PAPER  5.15%
   Banco de Galicia y
   Buenos Aires S.A.,
   (LOC: Bay HypoVereins) (F)
   3.96% 8/23/01                       3,000,000         2,982,510
                                                      ------------

TOTAL LETTER OF CREDIT COMMERCIAL PAPER
(COST $2,982,510)                                        2,982,510
                                                      ------------

TAXABLE MUNICIPAL NOTE  3.46%
   The John Hopkins University,
   Revenue Note, Series C
   Baltimore, MD
   4.75% 7/09/01                       2,000,000         2,000,000
                                                      ------------

TOTAL TAXABLE MUNICIPAL NOTE (COST $2,000,000)           2,000,000
                                                      ------------


                                        FACE          AMORTIZED
                                        VALUE           COST
--------------------------------------------------------------------------------

TAXABLE MUNICIPAL COMMERCIAL PAPER  3.46%
   California PCR Finance Authority
   (LOC: Shell Oil)
   4.15% 7/02/01                      $2,000,000        $2,000,000
                                                      ------------

TOTAL TAXABLE MUNICIPAL COMMERCIAL PAPER
(COST $2,000,000)                                        2,000,000
                                                      ------------

YANKEE CERTIFICATES OF DEPOSIT  8.65%
   Commerzbank AG
   6.99% 7/13/01                       2,000,000         2,001,067
   Deutsche Bank  AG
   6.71% 9/20/01                       1,000,000         1,004,719
   Rabobank Nederland
   5.42% 1/08/02                       2,000,000         1,999,799
                                                      ------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT
(COST $5,005,585)                                        5,005,585
                                                      ------------

VARIABLE RATE DEMAND NOTES  33.08%
   B&V Land Company, L.L.C.,
   (LOC: First Michigan)
   4.10% 9/01/27                         995,000           995,000
   Columbus, GA Development
   Authority Revenue,
   (LOC: BK Nova Scotia)
   4.00% 12/01/19                      1,000,000         1,000,000
   FE, L.L.C., (LOC: Bank One)
   3.87% 4/01/28                       1,900,000         1,900,000
   Illinois Development Finance
   Authority (Harbortown),
   (LOC: LaSalle National Bank)
   3.85% 12/01/20                      2,000,000         2,000,000
   JDV L.L.C.,
   (LOC: Michigan National Bank)
   4.10% 7/01/27                         965,000           965,000
   Maximum Principal
   Amount (Coson Project),
   (LOC: First Merit Bank)
   3.98% 8/01/23                       1,000,000         1,000,000
   Maximum Principal
   Amount Camcairn I,
   (LOC: Firstar Bank)
   3.90% 10/01/12                      2,000,000         2,000,000
   Metropolitan Transit Authority,
   New York
   Commuter Facilities Revenue,
   (LOC: State Street)
   3.95% 7/01/03                       2,500,000         2,500,000
   Ordeal Properties, L.L.C.,
   (LOC: Key Bank)
   3.95% 10/01/12                      1,900,000         1,900,000




THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

                                                            MONEY MARKET FUND 31

BURNHAM MONEY MARKET FUND CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS CONTINUED
AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------



                                        FACE          AMORTIZED
                                        VALUE           COST
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES  (CONTINUED)
   Shepherd Capital, L.L.C.,
   (LOC: First of America)
   4.10% 9/15/47                      $1,005,000        $1,005,000
   TBP Avon Lake
   Project Tvr, L.L.C.,
   (LOC: First Merit Bank)
   3.98% 11/02/20                        975,000           975,000
   The Southeast Alabama
   Gas District,
   (LOC: AMBAC Indemnity)
   3.85% 6/01/25                       2,000,000         2,000,000
   The Wilmington Iron &
   Metal Company,
   (LOC: Bank One)
   3.93% 8/01/14                         890,000           890,000
                                                      ------------

TOTAL VARIBLE RATE DEMAND NOTES
(COST $19,130,000)                                      19,130,000
                                                      ------------

REPURCHASE AGREEMENT 6.22%
   Salomon Smith Barney
   (Collateralized by $3,672,000
   GNMA, 6.50% due 5/16/31,
   delivery value $3,601,218)
   4.06% 7/02/01                       3,600,000         3,600,000
                                                      ------------

TOTAL REPURCHASE AGREEMENT
(COST $3,600,000)                                        3,600,000
                                                      ------------

TOTAL SHORT-TERM INSTRUMENTS
(COST: $57,581,893)                                     57,581,893
                                                      ------------


================================================================================

 TOTAL INVESTMENTS  99.56%
 (COST $57,581,893)                                    $57,581,893

 CASH AND OTHER ASSETS, LESS LIABILITIES  0.44%            251,960
                                                      ------------

 NET ASSETS  100.00%                                   $57,833,853
================================================================================



--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------

ASSETS
   Investments, at amortized cost
      Securities                                       $53,981,893
      Repurchase agreements                              3,600,000
                                                      ------------
   Total investments

   (cost: $57,581,893)                                  57,581,893
   Cash in bank                                             38,160
   Interest receivable                                     341,532
   Prepaid expenses                                         17,629
                                                      ------------
   Total assets                                         57,979,214

LIABILITIES
   Payable for dividends declared                           68,197
   Payable for administration fees1                          7,351
   Payable for investment advisory fees2                    22,919
   Payable for transfer agent fees                          12,647
   Payable for registration fees                             9,740
   Accrued expenses and other payables                      24,507
                                                      ------------
   Total liabilities                                       145,361

NET ASSETS                                             $57,833,853
                                                      ============

ANALYSIS OF NET ASSETS4
BY SOURCE:
   Capital paid in                                     $57,833,673
   Accumulated net realized gain on investments                180
                                                      ------------

                                                       $57,833,853
                                                      ============


BY NUMBER OF SHARES:

                                                    CAPITAL SHARES
   NET ASSETS               NAV                      OUTSTANDING
--------------------------------------------------------------------------------

   $57,833,853                   $1.00                  57,833,878


 32  MONEY MARKET FUND



THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001-- UNAUDITED
--------------------------------------------------------------------------------


INVESTMENT INCOME
   Interest                                             $1,579,443
                                                      ------------
   Total income                                          1,579,443

EXPENSES
   Administration fees1                                     44,408
   Investment advisory fees2                               133,224
   Transfer agent fees                                      29,910
   Audit and Legal fees                                     14,379
   Directors' fees and expenses                              5,951
   Custodian fees                                            8,849
   Registration fees and expenses                           11,102
   Insurance expenses                                        3,654
   Fund accounting expenses                                 17,852
   Miscellaneous expenses                                   13,841
                                                      ------------
   Total expenses before recovery                          283,170
   Plus voluntary recovery by adviser3                       4,002
                                                      ------------
   Total expenses after recovery                           287,172
                                                      ------------

NET INVESTMENT INCOME                                   $1,292,271
                                                      ------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                         $1,292,271
                                                      ============


--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             FOR THE SIX MONTHS   FOR THE YEAR ENDED
                               ENDED JUNE 30,        DECEMBER 31,
                              2001 (UNAUDITED)          2000

INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income              $1,292,271        $2,898,517
   Net realized gain from
   securities transactions                    --               180
                                    ------------      ------------
   Net increase in net assets
   resulting from operations           1,292,271         2,898,697
                                    ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS

   From net investment income         (1,292,271)       (2,898,517)
                                    ------------      ------------
   Total distributions
   to shareholders                    (1,292,271)       (2,898,517)
                                    ------------      ------------
CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL BELOW)
   Net proceeds from sale
   of shares                          53,826,354       107,429,243
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends           1,220,171         2,898,517
                                    ------------      ------------
                                      55,046,525       110,327,760
   Cost of shares redeemed           (50,362,935)      (90,088,914)
                                    ------------      ------------
   Increase in net assets
   derived from capital
   share transactions                  4,683,590        20,238,846
                                    ------------      ------------
   Increase in net assets
   for the period                      4,683,590        20,239,026

NET ASSETS
   Beginning of period                53,150,263        32,911,237
                                    ------------      ------------
END OF PERIOD                        $57,833,853       $53,150,263
                                    ============      ============


================================================================================
   DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------


                                     NUMBER
                                    OF SHARES          AMOUNT
--------------------------------------------------------------------------------

   SIX MONTHS ENDED 6/30/01 (UNAUDITED)

      Shares sold                     53,826,354       $53,826,354
      Shares issued for
      reinvestments                    1,220,171         1,220,171
      Shares redeemed                (50,362,935)      (50,362,935)
                                    ------------      ------------
   NET INCREASE                        4,683,590        $4,683,590
                                    ============      ============
   YEAR ENDED 12/31/00

      Shares sold                    107,429,243      $107,429,243
      Shares issued for
      reinvestments                    2,898,517         2,898,517
      Shares redeemed                (90,088,914)      (90,088,914)
                                    ------------      ------------
   NET INCREASE                       20,238,846       $20,238,846
                                    ============      ============


* BURNHAM MONEY MARKET FUND COMMENCED OPERATIONS ON MAY 3, 1999.

================================================================================


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

                                                            MONEY MARKET FUND 33

BURNHAM MONEY MARKET FUND CONTINUED

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------



                                             FOR THE SIX     FOR THE        FOR THE
                                             MONTHS ENDED   YEAR ENDED    PERIOD ENDED
                                            JUNE 30, 2001   DECEMBER 31,   DECEMBER 31,
                                             (UNAUDITED)       2000          1999*
----------------------------------------------------------------------------------

 PER SHARE DATA
 NET ASSET VALUE:
   Beginning of period ($)                       1.00          1.00           1.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.021        0.055          0.028
   Net realized gain on securities              --            0.000(DAGGER)  0.000(DAGGER)
                                        ------------------------------------------
   Total from investment operations              0.021        0.055          0.028

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                 (0.021)      (0.055)        (0.028)
   Distributions from capital gains
   (from securities transactions)                --              --         (0.000)(DAGGER)
                                        ------------------------------------------
   Total distributions                          (0.021)      (0.055)        (0.028)
                                        ------------------------------------------
 NET ASSET VALUE: End of period ($)               1.00         1.00           1.00
                                        ------------------------------------------
 TOTAL RETURN (%)**                               2.21         5.66           2.97
                                        ------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $ 000's)                     57,834       53,150         32,911
                                        ------------------------------------------
 Ratio of total expenses after
 reimbursement/recovery to
 average net assets (%)3                          0.97++       0.97           0.88++
                                        ------------------------------------------

 Ratio of total expenses before
 reimbursement to average
 net assets (%)3                                    --         1.12           1.14++
                                        ------------------------------------------
 Ratio of net income to average
 net assets (%)                                   4.37++       5.52           4.58++
                                        ------------------------------------------



*        BURNHAM MONEY MARKET FUND COMMENCED OPERATIONS ON MAY 3, 1999.

**       TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 1/01/01 - 6/30/01 OR 5/3/99 - 12/31/99.
         TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.

(DAGGER) LESS THAN $0.001 PER SHARE.

++       ANNUALIZED.



34  MONEY MARKET FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

BURNHAM U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS
AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------

                                        FACE          AMORTIZED
                                        VALUE           COST
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS  99.90%
(PERCENTAGE OF NET ASSETS)

U.S. TREASURY OBLIGATIONS  53.83%
   U.S. Treasury Bill
   4.13% 7/05/01                     $55,000,000       $54,982,400
   U.S. Treasury Notes
   5.50% 7/31/01                       5,000,000         4,997,762
   5.88% 10/31/01                      8,000,000         7,989,355
   6.50% 2/28/02                       3,000,000         3,034,105
   7.50% 5/15/02                       2,000,000         2,061,003
   6.63% 5/31/02                       5,000,000         5,114,916
                                                      ------------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $78,179,541)                                      78,179,541
                                                      ------------

REPURCHASE AGREEMENT 46.07%
   Salomon Smith Barney
   (Collateralized by $68,238,000
   GNMA, 3.79% to 7.00%,
   due 7/20/23 to 5/16/31,
   delivery value $66,922,634)
   4.06% 7/02/01                      66,900,000        66,900,000
                                                      ------------

TOTAL REPURCHASE AGREEMENT
(COST $66,900,000)                                      66,900,000
                                                      ------------

TOTAL SHORT-TERM OBLIGATIONS
(COST: $145,079,541)                                   145,079,541
                                                      ------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
AS OF JUNE 30, 2001 -- UNAUDITED
--------------------------------------------------------------------------------


ASSETS
   Investments, at amortized cost
      Securities                                       $78,179,541
      Repurchase agreements                             66,900,000
                                                      ------------
   Total investments
   (cost: $145,079,541)                                145,079,541
   Cash in bank                                             94,835
   Interest receivable                                     321,524
   Prepaid expenses                                         21,702
                                                      ------------
   Total assets                                        145,517,602

LIABILITIES
   Payable for dividends declared                          164,660
   Payable for administration fees1                         17,663
   Payable for investment advisory fees2                    54,408
   Payable for registration fees                            24,168
   Accrued expenses and other payables                      32,803
                                                      ------------
   Total liabilities                                       293,702

NET ASSETS                                            $145,223,900
                                                      ============

ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                    $145,223,650
   Accumulated net realized
   gain on investments                                         250
                                                      ------------

                                                      $145,223,900
                                                      ============


BY NUMBER OF SHARES:

                                                    CAPITAL SHARES
   NET ASSETS               NAV                      OUTSTANDING
--------------------------------------------------------------------------------
    $145,223,900              $1.00                  145,223,650
(PERCENTAGE OF NET ASSETS)



================================================================================

 TOTAL INVESTMENTS  99.90%
 (COST $145,079,541)                                  $145,079,541

 CASH AND OTHER ASSETS, LESS LIABILITIES  0.10%            144,359
                                                      ------------

 NET ASSETS  100.00%                                  $145,223,900
================================================================================

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

                                              U.S. TREASURY MONEY MARKET FUND 35

BURNHAM U.S. TREASURY MONEY MARKET FUND CONTINUED

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001-- UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                             $3,493,315
                                                      ------------
   Total income                                          3,493,315
                                                      ------------

EXPENSES
   Administration fees1                                    102,448
   Investment advisory fees2                               273,194
   Transfer agent fees                                      75,119
   Audit and Legal fees                                     14,876
   Directors' fees and expenses                             12,397
   Custodian fees                                           18,630
   Registration fees and expenses                           29,628
   Insurance expenses                                        7,426
   Fund accounting expenses                                 20,490
   Miscellaneous expenses                                   34,082
                                                      ------------
   Total expenses before recovery                          588,290
   Plus voluntary recovery by adviser3                      10,683
                                                      ------------
   Total expenses before recovery                          598,973
                                                      ------------

NET INVESTMENT INCOME                                   $2,894,342
                                                      ============
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               $2,894,342


--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              FOR THE SIX MONTHS  FOR THE YEAR ENDED
                                ENDED JUNE 30,       DECEMBER 31,
                               2001 (UNAUDITED)          2000
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income              $2,894,342        $7,048,233
   Net realized gain from
   securities transactions                    --               250
                                    ------------      ------------
   Net increase in net assets
   resulting from operations           2,894,342         7,048,483
                                    ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income         (2,894,342)       (7,048,233)
                                    ------------      ------------
   Total distributions
   to shareholders                    (2,894,342)       (7,048,233)
                                    ------------      ------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL BELOW)
   Net proceeds from sale
   of shares                          63,284,069       159,716,599
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends           2,727,003         7,048,223
                                    ------------      ------------
                                      66,011,072       166,764,822
   Cost of shares redeemed           (54,633,114)     (116,300,703)
                                    ------------      ------------
   Increase in net assets
   derived from capital
   share transactions                 11,377,958        50,464,119
                                    ------------      ------------
   Increase in net assets
   for the period                     11,377,958        50,464,369
                                    ------------      ------------
NET ASSETS
   Beginning of period               133,845,942        83,381,573
                                    ------------      ------------
END OF PERIOD                       $145,223,900      $133,845,942
                                    ============      ============

================================================================================
DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                                       NUMBER
                                      OF SHARES          AMOUNT
--------------------------------------------------------------------------------

   SIX MONTHS ENDED 6/30/01 (UNAUDITED)
      Shares sold                     63,284,069       $63,284,069
      Shares issued for
      reinvestments                    2,727,003         2,727,003
      Shares redeemed                (54,633,114)      (54,633,114)
                                    ------------      ------------
   NET INCREASE                       11,377,958       $11,377,958
                                    ============      ============

   YEAR ENDED 12/31/00

      Shares sold                    159,716,599      $159,716,599
      Shares issued for
      reinvestments                    7,048,223         7,048,223
      Shares redeemed               (116,300,703)     (116,300,703)
                                    ------------      ------------
   NET INCREASE                       50,464,119       $50,464,119
                                    ============      ============



* BURNHAM US TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON OCTOBER 13,
  1999.

================================================================================


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

36 U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------



                                             FOR THE SIX     FOR THE        FOR THE
                                             MONTHS ENDED   YEAR ENDED    PERIOD ENDED
                                            JUNE 30, 2001   DECEMBER 31,   DECEMBER 31,
                                             (UNAUDITED)       2000          1999*
----------------------------------------------------------------------------------
PER SHARE DATA
 NET ASSET VALUE:
   Beginning of period ($)                       1.00           1.00          1.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.020         0.053         0.010
                                        ------------------------------------------
   Total from investment operations              0.020         0.053         0.010

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                 (0.020)       (0.053)       (0.010)
                                        ------------------------------------------
   Total distributions                          (0.020)       (0.053)       (0.010)
                                        ------------------------------------------
 NET ASSET VALUE: End of period ($)               1.00          1.00          1.00
                                        ------------------------------------------
 TOTAL RETURN (%)**                               2.14          5.57          1.01
                                        ------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $ 000's)                    145,224       133,846        83,382
                                        ------------------------------------------
 Ratio of total expenses after
 reimbursement/recovery to
 average net assets (%)3                          0.88(DAGGER)  0.86          0.75(DAGGER)
                                        ------------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)3                                    --          0.88          0.86(DAGGER)
                                        ------------------------------------------
 Ratio of net income to average
 net assets (%)                                   4.24(DAGGER)  5.39          4.66(DAGGER)
                                        ------------------------------------------

*        BURNHAM U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON OCTOBER 13, 1999.

**       TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 1/01/01 - 6/30/01 OR 10/13/99 - 12/31/99.
         TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.

(DAGGER) ANNUALIZED.


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 39.

                                              U.S. TREASURY MONEY MARKET FUND 37

NOTES TO FINANCIAL STATEMENTS

BURNHAM FUND
--------------------------------------------------------------------------------

1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10 % OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.60% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

3 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% AND 0.75% OF AVERAGE DAILY NET ASSETS FOR CLASS A AND CLASS B SHARES, RESPECTIVELY. THE FUND ALSO PAYS A SERVICE FEE OF 0.25% FOR CLASS B SHARES. ALSO, DURING THE PERIOD, THE DISTRIBUTOR EARNED $147,139 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO, AND $10,277 IN SALES COMMISSIONS FOR SELLING CLASS A SHARES. THE DISTRIBUTOR RECEIVED $63,506 IN CDSC PAYMENTS FROM CLASS B SHARES DURING THE PERIOD.

4 FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE, WAS $37.27; THE REDEMPTION PRICE IS NAV. FOR CLASS B SHARES THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

5 UNDER AN OPERATING EXCESS EXPENSE PLAN WITH THE BURNHAM FUND, THE ADVISER HAS AGREED TO REDUCE SOME OR ALL OF ITS INVESTMENT ADVISORY FEE OR ABSORB FUND EXPENSES IF NECESSARY TO KEEP THE FUND'S ANNUAL OPERATING EXPENSES, EXCLUDING DIVIDEND EXPENSE, INTEREST, EXTRAORDINARY EXPENSES AND TAXES, AT OR BELOW THE FUND'S EXPENSE LIMITATION OF 1.39% FOR CLASS A AND 2.14% FOR CLASS B. PRIOR TO MAY 1, 2001 THE EXPENSE LIMITATION FOR CLASS A WAS 1.34% AND FOR CLASS B WAS 2.09%. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. UNDER A PLAN APPROVED BY THE AUDIT COMMITTEE ON FEBRUARY 16, 2001, ANY REDUCTIONS OR ABSORPTIONS MADE TO THE FUND BY THE ADVISER SINCE MAY 1, 1999 ARE SUBJECT TO RECOVERY WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUND IS ABLE TO EFFECT SUCH REIMBURSEMENT AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS.

   THE AMOUNT RECOUPED DURING THE PERIOD ENDED JUNE 30, 2001 WAS $121,564. FOR THE BURNHAM FUND, PERIOD ENDED JUNE 30, 2001, THE ADVISER HAS NO FEES REIMBURSED. THE FUND EXPENSES SUBJECT TO RECOUPMENT TOTAL $164,565.

6 THE FUND PAID $67,638,138 TO BUY LONG-TERM EQUITY AND DEBT SECURITIES DURING THE PERIOD.

7 INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. THESE DIFFERENCES ARE PRIMARILY DUE TO DIFFERING TREATMENTS OF INCOME AND GAINS ON VARIOUS INVESTMENT SECURITIES HELD BY THE FUND, TIMING DIFFERENCES AND DIFFERING CHARACTERIZATION OF DISTRIBUTIONS MADE BY THE FUND.

8 OFFICERS AND TRUSTEES OF THE FUND OWNED APPROXIMATELY 3% OF THE FUND'S SHARES OUTSTANDING AS OF JUNE 30, 2001.

BURNHAM DOW 30SM FOCUSED FUND
--------------------------------------------------------------------------------

1 DIAMONDS ARE SHARES OF A PUBLICLY TRADED UNIT INVESTMENT TRUST THAT OWNS THE STOCKS OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) IN THE SAME PROPORTION AS REPRESENTED IN THE DJIA. DIAMONDS TRADE ON THE AMERICAN STOCK EXCHANGE AT APPROXIMATELY 99/100TH OF THE VALUE OF THE DJIA. DIAMONDS HAVE CERTAIN OPERATIONAL EXPENSES THAT ARE DEDUCTED FROM THE DIVIDENDS PAID TO DIAMOND INVESTORS.

2 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10 % OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

3 THE FUND PAYS THE ADVISER 0.60% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

4 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% OF AVERAGE DAILY NET ASSETS. DURING THE PERIOD, THE DISTRIBUTOR EARNED $111 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO.

5 UNDER AN OPERATING EXCESS EXPENSE PLAN WITH THE BURNHAM DOW 30SM FOCUSED FUND, THE ADVISER HAS AGREED TO REDUCE SOME OR ALL OF ITS INVESTMENT ADVISORY FEE OR ABSORB FUND EXPENSES IF NECESSARY TO KEEP THE FUND'S ANNUAL OPERATING EXPENSES, EXCLUDING DIVIDEND EXPENSE, INTEREST, EXTRAORDINARY EXPENSES AND TAXES, AT OR BELOW THE FUND'S EXPENSE LIMITATION OF 1.20%. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. UNDER A PLAN APPROVED BY THE AUDIT COMMITTEE ON FEBRUARY 16, 2001, ANY REDUCTIONS OR ABSORPTIONS MADE TO THE FUND BY THE ADVISER SINCE MAY 1, 1999 ARE SUBJECT TO RECOVERY WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUND IS ABLE TO EFFECT SUCH REIMBURSEMENT AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS.

   THERE WERE NO AMOUNTS RECOUPED DURING THE PERIOD ENDED JUNE 30, 2001. FOR THE BURNHAM DOW 30SM FOCUSED FUND, PERIOD ENDED JUNE 30, 2001, THE ADVISER HAS REIMBURSED FEES IN THE AMOUNT OF $45,379. THE FUND EXPENSES SUBJECT TO RECOUPMENT TOTAL $212,281.

6  THE FUND PAID $201,051 TO BUY LONG-TERM EQUITY SECURITIES DURING THE PERIOD.

7 INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. THESE DIFFERENCES ARE PRIMARILY DUE TO DIFFERING TREATMENTS OF INCOME AND GAINS ON VARIOUS INVESTMENT SECURITIES HELD BY THE FUND, TIMING DIFFERENCES AND DIFFERING CHARACTERIZATION OF DISTRIBUTIONS MADE BY THE FUND.

8 OFFICERS AND TRUSTEES OF THE FUND OWNED APPROXIMATELY 48% OF THE FUND'S SHARES OUTSTANDING AS OF JUNE 30, 2001.

DOW JONES DISCLAIMER
--------------------------------------------------------------------------------

DOW JONES & COMPANY, INC. HAS NO CONNECTIONS WITH OR OBLIGATIONS TO THE ADVISER OR FUND. DOW JONES DOES NOT MAKE ANY REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONESSM," "DOW JONES INDUSTRIAL AVERAGESM" AND "DJIASM" AND "DOW 30SM" ARE SERVICE MARKS OF DOW JONES AND COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO BURNHAM DOW 30SM FOCUSED FUND OR ITS DISTRIBUTOR, OTHER THAN LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS TO THE DISTRIBUTOR TO USE IN CONNECTION WITH THE FUND.

38 NOTES TO FINANCIAL STATEMENTS

BURNHAM FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10 % OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.75% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

3 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% AND 0.75% OF AVERAGE DAILY NET ASSETS FOR CLASS A AND CLASS B SHARES, RESPECTIVELY. THE FUND ALSO PAYS A SERVICE FEE OF 0.25% FOR CLASS B SHARES. ALSO, DURING THE PERIOD, THE DISTRIBUTOR EARNED $840 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO, AND $3,787 IN SALES COMMISSIONS FOR SELLING CLASS A SHARES. THE DISTRIBUTOR RECEIVED $14,559 IN CDSC PAYMENTS FROM CLASS B SHARES DURING THE PERIOD.

4 FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE, WAS $18.29; THE REDEMPTION PRICE IS NAV. FOR CLASS B SHARES THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

5 UNDER AN OPERATING EXCESS EXPENSE PLAN WITH THE BURNHAM FINANCIAL SERVICES FUND, THE ADVISER HAS AGREED TO REDUCE SOME OR ALL OF ITS INVESTMENT ADVISORY FEE OR ABSORB FUND EXPENSES IF NECESSARY TO KEEP THE FUND'S ANNUAL OPERATING EXPENSES, EXCLUDING DIVIDEND EXPENSE, INTEREST, EXTRAORDINARY EXPENSES AND TAXES, AT OR BELOW THE FUND'S EXPENSE LIMITATION OF 1.60% FOR CLASS A AND 2.35% FOR CLASS B. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. UNDER A PLAN APPROVED BY THE AUDIT COMMITTEE ON FEBRUARY 16, 2001, ANY REDUCTIONS OR ABSORPTIONS MADE TO THE FUND BY THE ADVISER SINCE MAY 1, 1999 ARE SUBJECT TO RECOVERY WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUND IS ABLE TO EFFECT SUCH REIMBURSEMENT AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS. THERE WERE NO AMOUNTS RECOUPED DURING THE PERIOD ENDED JUNE 30, 2001. FOR THE BURNHAM FINANCIAL SERVICES FUND, PERIOD ENDED JUNE 30, 2000, THE ADVISER HAS REIMBURSED FEES IN THE AMOUNT OF $33,641. THE FUND EXPENSES SUBJECT TO RECOUPMENT TOTAL $197,721.

6 DURING THE SIX MONTHS ENDED JUNE 30, 2001, THE FUND PAID $35,799,197 TO BUY LONG-TERM EQUITY SECURITIES. WRITTEN OPTION ACTIVITY FOR THE FUND WAS AS
   FOLLOWS:

    WRITTEN OPTIONS                   NUMBER OF CONTRACTS  PREMIUMS
   OUTSTANDING AT DECEMBER 31, 2000          940          $114,667
   WRITTEN                                 4,068           612,141
   EXPIRED                                (1,157)         (154,847)
   CLOSED                                    (60)           (8,409)
   EXERCISED                              (1,056)         (166,498)
                                           -----          --------
   OUTSTANDING AT JUNE 30, 2001            2,735          $397,054
                                           =====          ========

7 INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. THESE DIFFERENCES ARE PRIMARILY DUE TO DIFFERING TREATMENTS OF INCOME AND GAINS ON VARIOUS INVESTMENT SECURITIES HELD BY THE FUND, TIMING DIFFERENCES AND DIFFERING CHARACTERIZATION OF DISTRIBUTIONS MADE BY THE FUND.

8  SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

9 OFFICERS AND TRUSTEES OF THE FUND OWNED APPROXIMATELY 3% OF THE FUND'S SHARES OUTSTANDING AS OF JUNE 30, 2001.

BURNHAM MONEY MARKET FUND
--------------------------------------------------------------------------------

1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10 % OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.45% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

3 UNDER AN OPERATING EXCESS EXPENSE PLAN WITH THE BURNHAM MONEY MARKET FUND, THE ADVISER HAS AGREED TO REDUCE SOME OR ALL OF ITS INVESTMENT ADVISORY FEE OR ABSORB FUND EXPENSES IF NECESSARY TO KEEP THE FUND'S ANNUAL OPERATING EXPENSES, EXCLUDING DIVIDEND EXPENSE, INTEREST, EXTRAORDINARY EXPENSES AND TAXES, AT OR BELOW THE FUND'S EXPENSE LIMITATION OF 0.97%. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. UNDER A PLAN APPROVED BY THE AUDIT COMMITTEE ON FEBRUARY 16, 2001, ANY REDUCTIONS OR ABSORPTIONS MADE TO THE FUND BY THE ADVISER SINCE MAY 1, 1999 ARE SUBJECT TO RECOVERY WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUND IS ABLE TO EFFECT SUCH REIMBURSEMENT AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS.

   THE AMOUNT RECOUPED DURING THE PERIOD ENDED JUNE 30, 2001 WAS $4,002. FOR THE BURNHAM MONEY MARKET FUND, PERIOD ENDED JUNE 30, 2001, THE ADVISER HAS NO FEES REIMBURSED. THE FUND EXPENSES SUBJECT TO RECOUPMENT TOTAL $124,807.

4 SUBSTANTIALLY ALL OF THE ASSETS OF THE FUND ARE OWNED BY CUSTOMERS AT THE FUND'S DISTRIBUTOR AND AFFILIATES.


BURNHAM U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10 % OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISER 0.40% OF ITS AVERAGE DAILY NET ASSETS A YEAR, IN MONTHLY PAYMENTS.

3 UNDER AN OPERATING EXCESS EXPENSE PLAN WITH THE BURNHAM U.S. TREASURY MONEY MARKET FUND, THE ADVISER HAS AGREED TO REDUCE SOME OR ALL OF ITS INVESTMENT ADVISORY FEE OR ABSORB FUND EXPENSES IF NECESSARY TO KEEP THE FUND'S ANNUAL OPERATING EXPENSES, EXCLUDING DIVIDEND EXPENSE, INTEREST, EXTRAORDINARY EXPENSES AND TAXES, AT OR BELOW THE FUND'S EXPENSE LIMITATION OF 0.91%. PRIOR TO MAY 1, 2001 THE EXPENSE LIMITATION WAS 86%. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. UNDER A PLAN APPROVED BY THE AUDIT COMMITTEE ON FEBRUARY 16, 2001, ANY REDUCTIONS OR ABSORPTIONS MADE TO THE FUND BY THE ADVISER SINCE MAY 1, 1999 ARE SUBJECT TO RECOVERY WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUND IS ABLE TO EFFECT SUCH REIMBURSEMENT AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS.

   THE AMOUNT RECOUPED DURING THE PERIOD ENDED JUNE 30, 2001 WAS $10,683. FOR THE BURNHAM U.S. TREASURY MONEY MARKET FUND, PERIOD ENDED JUNE 30, 2001, THE ADVISER HAS NO FEES REIMBURSED. THE FUND EXPENSES SUBJECT TO RECOUPMENT TOTAL $65,543.

4 SUBSTANTIALLY ALL OF THE ASSETS OF THE FUND ARE OWNED BY CUSTOMERS AT THE FUND'S DISTRIBUTOR AND AFFILIATES.

                                               NOTES TO FINANCIAL STATEMENTS 39

[GRAPHICOMITTED]
BURNHAM LOGO

DISTRIBUTOR:
BURNHAM SECURITIES, INC.

1325 Avenue of the Americas, 26th Floor
New York, NY 10019

PHONE: 1-800-874-FUND (3863)
INTERNET: www.burnhamfunds.com
EMAIL: contact@burnhamfunds.com


This report was prepared for current shareholders of the Burnham Family of Funds, which are all part of Burnham Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.

Because this report gives data about the past, the funds' holdings and the managers' views may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.



THE BURNHAM FAMILY OF FUNDS aims to give investors the tools to build prudent investment portfolios. The family offers a variety of approaches to equity investing, as well as a choice of money market funds.


     Burnham U.S.     Burnham       Burnham Dow                Burnham
     Treasury Money   Money Market  30 Focused                 Financial
     Market Fund      Fund          Fund        Burnham Fund   Services Fund

---------+-------------+-------------+---------------+--------------+-----------
More                                                                       More
Conservative                                                         Aggressive



OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

JON M. BURNHAM
PRESIDENT AND CHIEF EXECUTIVE OFFICER

MICHAEL E. BARNA
EXECUTIVE VICE PRESIDENT, TREASURER, AND SECRETARY

DEBRA B. HYMAN
EXECUTIVE VICE PRESIDENT

FRANK A. PASSANTINO
FIRST VICE PRESIDENT AND ASSISTANT SECRETARY

RONALD M. GEFFEN
VICE PRESIDENT

LOUIS S. ROSENTHAL
VICE PRESIDENT


BOARD OF TRUSTEES
--------------------------------------------------------------------------------
CHAIRMAN
Jon M. Burnham

HONORARY CHAIRMAN
I.W. Burnham, II




TRUSTEES
Claire B. Benenson
Lawrence N. Brandt
Alvin P. Gutman
William W. Karatz
John C. McDonald
Donald B. Romans
Robert F. Shapiro
Robert M. Shavick
Robert S. Weinberg